As filed with the Securities and Exchange Commission on July 8, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Reports to Stockholders.

Domestic	ActivePassive Large Cap Growth Fund
Equity	ActivePassive Large Cap Value Fund
Funds	ActivePassive Small/Mid Cap Growth Fund
ActivePassive Small/Mid Cap Value Fund

International	ActivePassive International Equity Fund
Funds	ActivePassive Emerging Markets Equity Fund
ActivePassive Global Bond Fund

Domestic	ActivePassive Intermediate Taxable Bond Fund
Bond	ActivePassive Intermediate Municipal Bond Fund
Funds

(each, a “Fund” together, the “Funds”)

Each a series of
Advisors Series Trust

Semi-Annual Report
April 30, 2010

ActivePassive Funds
EXPENSE EXAMPLE
April 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ActivePassive Funds
EXPENSE EXAMPLE (Continued)
April 30, 2010 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/01/09	4/30/10	11/01/09 – 4/30/10
Actual – Class A(1)
Large Cap Growth Fund	$1,000.00	$1,162.00	$6.97
Large Cap Value Fund	$1,000.00	$1,140.30	$6.37
Small/Mid Cap Growth Fund	$1,000.00	$1,258.00	$8.40
Small/Mid Cap Value Fund	$1,000.00	$1,207.90	$7.66
International Equity Fund	$1,000.00	$1,048.40	$6.60
Emerging Markets
Equity Fund	$1,000.00	$1,109.60	$8.37
Global Bond Fund	$1,000.00	$ 996.20	$5.94
Intermediate Taxable
Bond Fund	$1,000.00	$1,016.20	$5.00
Intermediate Municipal
Bond Fund	$1,000.00	$1,030.00	$5.03

Hypothetical (5.0% return
before expenses) – Class A
Large Cap Growth Fund	$1,000.00	$1,018.35	$6.51
Large Cap Value Fund	$1,000.00	$1,018.84	$6.01
Small/Mid Cap Growth Fund	$1,000.00	$1,017.36	$7.50
Small/Mid Cap Value Fund	$1,000.00	$1,017.85	$7.00
International Equity Fund	$1,000.00	$1,018.35	$6.51
Emerging Markets
Equity Fund	$1,000.00	$1,016.86	$8.00
Global Bond Fund	$1,000.00	$1,018.84	$6.01
Intermediate Taxable
Bond Fund	$1,000.00	$1,019.84	$5.01
Intermediate Municipal
Bond Fund	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Class A fund shares’ annualized expense ratios of 1.30% for Large Cap Growth Fund, 1.20% for Large Cap Value Fund, 1.50% for Small/Mid Cap Growth Fund, 1.40% for Small/Mid Cap Value Fund, 1.30% for International Equity Fund, 1.60% for Emerging Markets Equity Fund, 1.20% for Global Bond Fund, 1.00% for Intermediate Taxable Bond Fund, 1.00% for Intermediate Municipal Bond Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Funds’ ending account value is based on its actual total return of 16.20% for Large Cap Growth Fund, 14.03% for Large Cap Value Fund, 25.80% for Small/Mid Cap Growth Fund, 20.79% for Small/Mid Cap Value Fund, 4.84% for International Equity Fund, 10.96% for Emerging Markets Equity Fund, (0.38%) for Global Bond Fund, 1.62% for Intermediate Taxable Bond Fund, 3.00% for Intermediate Municipal Bond Fund for the six month period of operations from November 1, 2009 to April 30, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS
April 30, 2010 (Unaudited)

ActivePassive Large Cap Growth Fund

TOP TEN HOLDINGS	% net assets
Vanguard Growth ETF	51.14%
Apple, Inc.	2.39%
Johnson Controls, Inc.	2.05%
Amazon.com, Inc.	1.92%
BorgWarner, Inc.	1.84%
EOG Resources, Inc.	1.80%
Wells Fargo & Co.	1.80%
Emerson Electric Co.	1.80%
Cisco Systems Inc.	1.80%
Expeditors International
of Washington, Inc.	1.63%

ActivePassive Large Cap Value Fund

TOP TEN HOLDINGS	% net assets
Vanguard Value ETF	55.80%
Apache Corp.	2.00%
Chevron Corp.	1.87%
Bank of America Corp.	1.80%
JPMorgan Chase & Co.	1.62%
The Procter & Gamble Co.	1.45%
General Electric Co.	1.44%
Transocean Ltd.	1.41%
Intel Corp.	1.39%
ConocoPhillips	1.37%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2010 (Unaudited)

ActivePassive Small/Mid Cap Growth Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000
Growth Index Fund	27.85%
iShares Russell Midcap
Growth Index Fund	7.45%
Thoratec Corp.	2.10%
Genesco Inc.	1.93%
Cash America
International, Inc.	1.82%
Lufkin Industries, Inc.	1.78%
Rovi Corp.	1.60%
Bally Technologies Inc.	1.34%
Varian Semiconductor
Equipment Associates, Inc.	1.31%
BJ’s Restaurants Inc.	1.27%

ActivePassive Small/Mid Cap Value Fund

TOP TEN HOLDINGS	% net assets
iShares Russell 2000 Value
Index Fund	31.44%
iShares Russell Midcap
Value Index Fund	9.30%
McDermott International, Inc.	2.68%
Aegean Marine Petroleum
Network Inc.	2.47%
EZCORP, Inc.	2.20%
LTC Properties, Inc.	1.97%
OMEGA Healthcare
Investors, Inc.	1.95%
Swift Energy Co.	1.88%
Superior Energy Services, Inc.	1.88%
CMS Energy Corp.	1.87%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2010 (Unaudited)

ActivePassive International Equity Fund

TOP TEN HOLDINGS	% net assets
Fidelity Spartan International
Index Fund	41.83%
Teva Pharmaceutical
Industries Ltd.	1.59%
Roche Holding AG	1.37%
Reckitt Benckiser Group PLC	1.21%
Nestle SA	1.09%
America Movil SAB de C.V.	1.07%
Imperial Tobacco Group PLC	1.06%
Shire PLC	1.05%
BHP Billiton Ltd.	1.02%
Anheuser-Busch InBev NV	1.00%

ActivePassive Emerging Markets Equity Fund

TOP TEN HOLDINGS	% net assets
Vanguard Emerging
Markets ETF	12.08%
Samsung Electronics Co., Ltd.	3.98%
Vale SA	3.57%
Taiwan Semiconductor
Manufacturing Co., Ltd.	2.99%
Petroleo Brasileiro SA	2.88%
CNOOC Ltd.	2.66%
LUKOIL	2.37%
Hon Hai Precision
Industry Co., Ltd.	2.27%
American Movil SAB de C.V.	1.93%
China Mobile Ltd.	1.73%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2010 (Unaudited)

ActivePassive Global Bond Fund

TOP HOLDINGS	% net assets
Loomis Sayles Global
Bond Fund	42.66%
Vanguard Total Bond
Market ETF	20.56%
SPDR Barclays Capital
International Treasury
Bond ETF	20.56%
Oppenheimer International
Bond Fund	14.18%

ActivePassive Intermediate Taxable Bond Fund

TOP TEN HOLDINGS	% net assets
Vanguard Total Bond
Market ETF	52.46%
U.S. Treasury Note,
2.75%, 02/15/2019	4.17%
U.S. Treasury Note,
1.375%, 02/15/2013	3.23%
U.S. Treasury Note,
2.25%, 01/31/2015	2.51%
FHLMC, 2.125%, 09/21/2012	2.43%
FNMA, 2.625%, 11/20/2014	1.79%
U.S. Treasury Note,
1.50%, 10/31/2010	1.57%
U.S. Treasury Note,
3.25%, 05/31/2016	1.57%
U.S. Treasury Note,
1.00%, 10/31/2011	1.57%
U.S. Treasury Note,
2.75%, 02/28/2013	1.40%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2010.

ActivePassive Funds
PORTFOLIO ALLOCATIONS (Continued)
April 30, 2010 (Unaudited)

ActivePassive Intermediate Municipal Bond Fund

TOP TEN HOLDINGS	% net assets
iShares S&P National
Municipal Bond Fund	22.58%
SPDR Barclays Capital
Municipal Bond ETF	22.56%
Massachusetts Bay
Transportation Authority,
5.00%, 07/01/2024	3.04%
City of New York
General Obligation,
5.00%, 08/01/2022	2.92%
State of Oregon Department
of Administrative Services,
5.00%, 04/01/2019	2.68%
State of Ohio General
Obligation,
5.00%, 08/01/2017	2.66%
State of California Various
Purpose, 5.00%, 03/01/2026	2.02%
State of Connecticut
Health & Education
Facilities Authority,
5.50%, 11/01/2016	1.96%
San Francisco Bay
Area Toll Authority,
5.00%, 04/01/2021	1.80%
State of Georgia General
Obligation, 5.00%, 07/01/2018	1.55%

The portfolio’s holdings and allocations are subject to change. The percentages are of total net assets and as of April 30, 2010.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 44.02%
Accommodation and Food Services – 1.13%
Yum! Brands, Inc.	6,055	$256,853
Arts, Entertainment, and Recreation – 1.40%
The Walt Disney Co.	8,636	318,150
Educational Services – 1.13%
Strayer Education, Inc.	1,063	258,436
Finance and Insurance – 6.46%
T. Rowe Price Group, Inc.	6,455	371,227
The Charles Schwab Corp.	18,945	365,449
SunTrust Banks, Inc.	10,918	323,173
Wells Fargo & Co.	12,398	410,498
		1,470,347
Information – 3.44%
Automatic Data Processing, Inc.	2,021	87,631
Google Inc. (a)	686	360,452
Microsoft Corp.	10,986	335,512
		783,595
Manufacturing – 19.04%
Apple Inc. (a)	2,085	544,435
BorgWarner, Inc. (a)	9,664	418,838
Caterpillar Inc.	4,289	292,038
Cisco Systems Inc. (a)	15,228	409,938
Ecolab Inc.	6,154	300,561
Emerson Electric Co.	7,852	410,110
International Business Machines Corp.	2,062	265,998
Intuitive Surgical, Inc. (a)	700	252,392
Johnson Controls, Inc.	13,926	467,774
PACCAR Inc.	3,855	179,335
Praxair, Inc.	1,058	88,629
QUALCOMM Inc.	6,016	233,060
Roche Holding AG – ADR (b)	4,320	170,208
Teva Pharmaceutical Industries Ltd. – ADR (b)	5,129	301,226
		4,334,542

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 44.02% (Continued)
Mining – 3.72%
Anadarko Petroleum Corp.	2,199	$136,690
EOG Resources, Inc.	3,663	410,696
Schlumberger Ltd. (b)	2,742	195,834
Vale SA – ADR (b)	3,370	103,223
		846,443
Professional, Scientific, and
Technical Services – 2.14%
Jacobs Engineering Group Inc. (a)	5,369	258,893
priceline.com Inc. (a)	868	227,459
		486,352
Retail Trade – 2.34%
Amazon.com, Inc. (a)	3,196	438,044
Wal-Mart Stores, Inc.	1,769	94,907
		532,951
Transportation and Warehousing – 3.22%
Expeditors International of Washington, Inc.	9,133	372,078
Union Pacific Corp.	4,767	360,671
		732,749
TOTAL COMMON STOCKS
(Cost $8,391,602)		10,020,418
EXCHANGE-TRADED FUNDS – 51.14%
Vanguard Growth ETF	206,419	11,639,885
TOTAL EXCHANGE-TRADED FUNDS
(Cost $10,366,707)		11,639,885

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS – 4.58%
Investment Companies – 4.58%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	1,043,289	$1,043,289
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,043,289)		1,043,289
Total Investments (Cost $19,801,598) – 99.74%		22,703,592
Other Assets in Excess of Liabilities – 0.26%		59,757
TOTAL NET ASSETS – 100.00%		$22,763,349

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 41.20%
Finance and Insurance – 7.14%
The Allstate Corp.	4,324	$141,265
Bank of America Corp.	18,991	338,610
Bank of New York Mellon Corp.	7,227	224,977
Humana Inc. (a)	4,094	187,178
JPMorgan Chase & Co.	7,161	304,915
Legg Mason, Inc.	4,581	145,172
		1,342,117
Health Care and Social Assistance – 1.28%
Laboratory Corp. of America Holdings (a)	1,731	136,005
Quest Diagnostics, Inc.	1,827	104,431
		240,436
Information – 2.38%
AT&T, Inc.	5,703	148,620
Microsoft Corp.	5,595	170,871
Time Warner Cable Inc.	2,256	126,900
		446,391
Manufacturing – 17.33%
Altria Group, Inc.	10,151	215,100
Baxter International Inc.	2,786	131,555
Chevron Corp.	4,317	351,576
ConocoPhillips	4,364	258,305
Dell Inc. (a)	7,259	117,451
Dover Corp.	3,732	194,885
Emerson Electric Co.	3,221	168,233
Fortune Brands, Inc.	2,458	128,848
General Electric Co.	14,334	270,339
Honeywell International, Inc.	3,396	161,208
Ingersoll-Rand Co., Ltd. (b)	2,388	88,308
Intel Corp.	11,471	261,883
NIKE, Inc.	2,113	160,398
Philip Morris International Inc.	2,286	112,197
The Procter & Gamble Co.	4,387	272,696

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 41.20% (Continued)
Manufacturing – 17.33% (Continued)
United Technologies Corp.	2,757	$206,637
Watson Pharmaceuticals, Inc. (a)	3,661	156,764
		3,256,383
Mining – 5.91%
Apache Corp.	3,690	375,494
Freeport-McMoRan Copper & Gold, Inc.	2,933	221,529
Marathon Oil Corp.	7,746	249,034
Transocean Ltd. (a)(b)	3,661	265,240
		1,111,297
Professional, Scientific, and
Technical Services – 0.73%
Covance Inc. (a)	2,384	136,222
Retail Trade – 3.47%
AutoZone, Inc. (a)	1,233	228,117
Best Buy Co., Inc.	2,780	126,768
eBay Inc. (a)	5,580	132,860
Wal-Mart Stores, Inc.	3,052	163,740
		651,485
Utilities – 1.94%
FPL Group, Inc.	3,261	169,735
Public Service Enterprise Group, Inc.	6,082	195,415
		365,150
Wholesale Trade – 1.02%
AmerisourceBergen Corp.	6,233	192,288
TOTAL COMMON STOCKS
(Cost $6,779,591)		7,741,769

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
CLOSED-END FUNDS – 0.30%
John Hancock Bank and Thrift Opportunity Fund	3,178	$55,488
TOTAL CLOSED-END FUNDS
(Cost $46,027)		55,488
EXCHANGE-TRADED FUNDS – 55.80%
Vanguard Value ETF	204,111	10,485,182
TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,721,847)		10,485,182
SHORT-TERM INVESTMENTS – 3.27%
Investment Companies – 3.27%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	614,770	614,770
TOTAL SHORT-TERM INVESTMENTS
(Cost $614,770)		614,770
Total Investments (Cost $17,162,235) – 100.57%		18,897,209
Liabilities in Excess of Other Assets – (0.57)%		(106,937)
TOTAL NET ASSETS – 100.00%		$18,790,272

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 61.60%
Accommodation and Food Services – 1.76%
BJ’s Restaurants Inc. (a)	5,731	$138,289
Choice Hotels International, Inc.	1,479	53,702
		191,991
Administrative Support, Waste Management
and Remediation Services – 2.16%
The Geo Group Inc. (a)	5,750	121,785
Waste Connections, Inc. (a)	3,160	113,096
		234,881
Arts, Entertainment, and Recreation – 1.34%
Bally Technologies Inc. (a)	3,168	146,108
Finance and Insurance – 4.60%
Broadpoint Gleacher Securities Inc. (a)	7,554	32,331
Cash America International, Inc.	5,349	198,234
Centene Corp. (a)	2,737	62,677
Duff & Phelps Corp.	3,425	53,773
First Commonwealth Financial Corp.	4,790	31,375
MGIC Investment Corp. (a)	4,679	48,802
optionsXpress Holdings Inc. (a)	2,298	40,790
UMB Financial Corp.	775	32,643
		500,625
Health Care and Social Assistance – 3.14%
Amedisys, Inc. (a)	1,309	75,372
Genoptix, Inc. (a)	2,580	99,820
Lincare Holdings Inc. (a)	2,010	93,847
Psychiatric Solutions, Inc. (a)	2,260	72,704
		341,743
Information – 5.97%
ANSYS, Inc. (a)	2,771	124,695
Informatica Corp. (a)	4,668	116,747
Rovi Corp. (a)	4,475	174,436
SuccessFactors, Inc. (a)	3,243	67,876

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 61.60% (Continued)
Information – 5.97% (Continued)
TIBCO Software Inc. (a)	11,645	$132,753
Vital Images, Inc. (a)	2,078	32,791
		649,298
Manufacturing – 26.67%
American Medical Systems Holdings, Inc. (a)	6,252	112,036
ArvinMeritor, Inc. (a)	5,673	86,910
BioMarin Pharmaceutical Inc. (a)	2,746	64,174
Coherent, Inc. (a)	2,947	110,719
Coinstar, Inc. (a)	2,680	118,885
Cutera, Inc. (a)	2,223	25,698
DTS, Inc. (a)	3,319	110,324
EMS Technologies, Inc. (a)	4,352	69,153
FormFactor, Inc. (a)	5,865	88,034
GrafTech International Ltd. (a)	5,792	97,653
Huntsman Corp.	11,073	126,343
Lufkin Industries, Inc.	2,270	193,245
Netezza Corp. (a)	6,014	82,332
Northwest Pipe Co. (a)	2,893	69,779
ON Semiconductor Corp. (a)	13,331	105,848
Onyx Pharmaceuticals, Inc. (a)	2,060	59,472
OYO Geospace Corp. (a)	2,343	116,447
Regal-Beloit Corp.	1,660	105,028
Regeneron Pharmaceuticals, Inc. (a)	2,205	56,294
Rubicon Technology, Inc. (a)	770	20,944
Salix Pharmaceuticals, Ltd. (a)	899	36,140
Seattle Genetics, Inc. (a)	2,975	37,485
Shuffle Master, Inc. (a)	9,925	95,280
Steven Madden, Ltd. (a)	1,362	78,942
Teradyne, Inc. (a)	5,244	64,134
Thoratec Corp. (a)	5,127	228,613
Titanium Metals Corp. (a)	5,267	81,217
Triumph Group, Inc.	952	73,837
Universal Electronics Inc. (a)	5,352	113,569
Varian Semiconductor Equipment
Associates, Inc. (a)	4,325	142,465

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 61.60% (Continued)
Manufacturing – 26.67% (Continued)
Veeco Instruments Inc. (a)	2,087	$91,807
VeriFone Holdings, Inc. (a)	160	3,045
VIVUS, Inc. (a)	3,580	36,480
		2,902,332
Mining – 1.99%
Brigham Exploration Company (a)	4,115	80,284
Unit Corp. (a)	621	29,665
Whiting Petroleum Corp. (a)	1,175	106,138
		216,087
Professional, Scientific, and
Technical Services – 7.35%
Bio-Rad Laboratories, Inc. (a)	635	70,923
Cubist Pharmaceuticals, Inc. (a)	1,816	40,715
Eclipsys Corp. (a)	6,440	133,179
ICON PLC – ADR (a)(b)	2,920	85,176
MedAssets Inc. (a)	4,135	94,402
Monster Worldwide, Inc. (a)	4,157	72,457
Quality Systems, Inc.	1,410	90,254
Radiant Systems, Inc. (a)	2,702	38,017
Ritchie Bros. Auctioneers Inc. (b)	3,985	93,249
Riverbed Technology, Inc. (a)	2,625	81,349
		799,721
Retail Trade – 4.23%
Chico’s FAS, Inc.	3,302	49,166
Genesco Inc. (a)	6,303	209,827
Sotheby’s	3,165	105,711
Vitamin Shoppe, Inc. (a)	3,862	95,855
		460,559
Transportation and Warehousing – 1.02%
Landstar System, Inc.	2,514	111,169

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 61.60% (Continued)
Wholesale Trade – 1.37%
American Axle & Manufacturing Holdings, Inc. (a)	7,695	$82,798
Herbalife Ltd. (b)	1,361	65,668
		148,466
TOTAL COMMON STOCKS
(Cost $5,676,485)		6,702,980
EXCHANGE-TRADED FUNDS – 35.30%
iShares Russell 2000 Growth Index Fund	39,676	3,030,056
iShares Russell Midcap Growth Index Fund	16,172	811,026
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,382,279)		3,841,082
TRUSTS – 0.56%
Redwood Trust, Inc.	3,603	60,098
TOTAL TRUSTS
(Cost $48,527)		60,098
SHORT-TERM INVESTMENTS – 1.18%
Investment Companies – 1.18%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	128,502	128,502
TOTAL SHORT-TERM INVESTMENTS
(Cost $128,502)		128,502
Total Investments (Cost $8,235,793) – 98.64%		10,732,662
Other Assets in Excess of Liabilities – 1.36%		148,473
TOTAL NET ASSETS – 100.00%		$10,881,135

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 52.02%
Administrative Support, Waste Management
and Remediation Services – 3.24%
Lender Processing Services, Inc.	4,314	$162,853
Republic Services, Inc.	4,703	145,934
		308,787
Construction – 1.22%
KBR, Inc.	5,264	116,229
Finance and Insurance – 7.55%
EZCORP, Inc. (a)	10,096	209,088
Fidelity National Financial, Inc.	6,687	101,509
First Cash Financial Services, Inc. (a)	5,522	121,815
HCC Insurance Holdings, Inc.	5,868	159,551
PartnerRe Ltd. (b)	1,639	127,154
		719,117
Information – 3.82%
Fiserv, Inc. (a)	2,157	110,201
Frontier Communications Corp.	12,900	102,684
John Wiley & Sons, Inc.	3,581	151,369
		364,254
Manufacturing – 5.67%
Dean Foods Co. (a)	9,190	144,283
Holly Corp.	3,667	99,009
Jarden Corp.	3,969	127,484
Warner Chilcott PLC (a)(b)	5,954	168,855
		539,631
Mining – 8.09%
Cabot Oil & Gas Corp.	3,840	138,739
Global Industries, Ltd. (a)	8,758	58,679
Helix Energy Solutions Group Inc. (a)	4,573	66,674
Petrohawk Energy Corp. (a)	6,860	148,107
Superior Energy Services, Inc. (a)	6,601	178,623
Swift Energy Co. (a)	4,962	179,525
		770,347

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 52.02% (Continued)
Professional, Scientific, and
Technical Services – 8.76%
Cogent Inc. (a)	8,931	$92,436
FTI Consulting Inc. (a)	3,452	141,981
McDermott International, Inc. (a)(b)	9,319	255,434
Navigant Consulting, Inc. (a)	6,860	88,357
VeriSign, Inc. (a)	4,487	122,360
Wright Express Corp. (a)	3,926	133,366
		833,934
Real Estate, Rental and Leasing – 1.11%
Rent-A-Center, Inc. (a)	4,084	105,449
Retail Trade – 4.37%
Dollar Tree, Inc. (a)	2,114	128,362
The Gymboree Corp. (a)	2,330	114,473
Hanesbrands, Inc. (a)	6,083	173,183
		416,018
Transportation and Warehousing – 5.14%
Aegean Marine Petroleum Network Inc. (b)	8,974	235,478
Genco Shipping & Trading Ltd. (a)(b)	5,436	125,898
Navios Maritime Holdings, Inc. (b)	18,423	127,856
		489,232
Utilities – 3.05%
CMS Energy Corp.	10,959	178,193
UIL Holdings Corp.	3,883	112,724
		290,917
TOTAL COMMON STOCKS
(Cost $4,363,198)		4,953,915

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 40.74%
iShares Russell 2000 Value Index Fund	43,918	$2,994,768
iShares Russell Midcap Value Index Fund	21,033	885,700
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,379,759)		3,880,468
TRUSTS – 5.07%
Annaly Capital Management, Inc.	6,472	109,700
LTC Properties, Inc.	6,730	187,767
OMEGA Healthcare Investors, Inc.	9,276	185,706
TOTAL TRUSTS
(Cost $418,840)		483,173
SHORT-TERM INVESTMENTS – 0.99%
Investment Companies – 0.99%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	94,327	94,327
TOTAL SHORT-TERM INVESTMENTS
(Cost $94,327)		94,327
Total Investments (Cost $7,256,124) – 98.82%		9,411,883
Other Assets in Excess of Liabilities – 1.18%		112,604
TOTAL NET ASSETS – 100.00%		$9,524,487

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 50.86%
Australia – 3.20%
BHP Billiton Ltd. (b)	4,577	$172,580
Cochlear Ltd. (b)	1,934	132,604
CSL Ltd. (b)	2,839	85,086
QBE Insurance Group Ltd. (b)	4,316	84,265
Woolworths Ltd. (b)	2,596	65,096
		539,631
Belgium – 1.00%
Anheuser-Busch InBev NV (b)	3,459	168,561
Bermuda – 0.85%
Esprit Holdings Ltd. (b)	10,303	75,238
Li & Fung Ltd. (b)	14,000	68,610
		143,848
Brazil – 0.57%
Petroleo Brasileiro SA – ADR (b)	2,515	95,419
Canada – 3.73%
Bombardier Inc. (b)	13,115	68,428
Canadian National Railway Co. (b)	1,267	75,823
Canadian Natural Resources Ltd. (b)	1,112	85,639
Cenovus Energy Inc. (b)	2,791	82,070
EnCana Corp. (b)	2,103	69,562
Fairfax Financial Holding Ltd. (b)	201	76,181
Suncor Energy, Inc. (b)	2,595	88,774
Talisman Energy Inc. (b)	4,908	83,539
		630,016
China – 0.69%
Industrial & Commercial Bank of China Ltd. (b)	157,000	116,676
Denmark – 0.89%
Novo Nordisk A/S (b)	1,831	150,671
France – 1.86%
Axa (b)	3,347	67,291
Danone SA (b)	1,557	92,003

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 50.86% (Continued)
France – 1.86% (Continued)
Eutelsat Communications (b)	1,346	$48,038
Total SA (b)	1,938	105,717
		313,049
Germany – 3.89%
Adidas AG (b)	2,049	120,475
Bayer AG (b)	2,179	139,477
Bayerische Motoren Werke AG (b)	2,880	142,378
Fresenius Medical Care AG & Co. (b)	1,161	62,946
Puma AG Rudolf Dassler Sport (b)	365	122,370
SAP AG (b)	1,438	69,357
		657,003
Hong Kong – 0.66%
Hutchison Whampoa Ltd. (b)	16,000	111,384
India – 0.93%
Infosys Technologies Ltd. – ADR (b)	2,634	157,724
Israel – 1.59%
Teva Pharmaceutical Industries Ltd. – ADR (b)	4,584	269,218
Italy – 1.18%
Finmeccanica SpA (b)	8,462	109,006
UniCredit SpA (b)	33,673	89,399
		198,405
Japan – 3.96%
DENSO Corp. (b)	2,600	76,532
FANUC Ltd. (b)	900	107,021
HOYA Corp. (b)	3,400	94,506
Keyence Corp. (b)	330	79,009
Komatsu Ltd. (b)	3,100	62,901
NIDEC Corp. (b)	1,500	155,373
Toyota Motor Corp. (b)	2,400	93,639
		668,981

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 50.86% (Continued)
Jersey – 2.08%
Informa PLC (b)	14,527	$88,197
Shire PLC (b)	8,061	177,977
WPP PLC (b)	8,000	85,438
		351,612
Mexico – 1.66%
America Movil SAB de C.V. – ADR (b)	3,508	180,592
Grupo Televisa SA – ADR (b)	4,778	99,287
		279,879
Netherlands – 2.50%
Koninklijke Ahold NV (b)	7,882	108,303
Koninklijke KPN NV (b)	6,654	99,581
TNT NV (b)	3,813	117,173
Unilever NV (b)	3,172	97,095
		422,152
Norway – 0.35%
Petroleum Geo-Services ASA (a)(b)	4,218	58,847
Philippines – 0.77%
Philippine Long Distance Telephone Co. (b)	2,330	130,493
Russia – 0.55%
Gazprom (a)(b)	3,967	92,391
Singapore – 1.73%
Keppel Corp. Ltd. (b)	20,000	143,618
United Overseas Bank Ltd. (b)	10,000	148,289
		291,907
South Korea – 0.92%
Hyundai Mobis (b)	925	155,231
Spain – 0.53%
Telefonica SA (b)	3,917	88,790
Switzerland – 3.83%
Nestle SA (b)	3,743	183,820
Novartis AG (b)	845	43,226

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 50.86% (Continued)
Switzerland – 3.83% (Continued)
Roche Holding AG (b)	1,463	$231,247
Sonova Holding AG (b)	399	49,794
Syngenta AG (b)	545	138,966
		647,053
Taiwan – 1.59%
Hon Hai Precision Industry Co., Ltd. (b)	17,000	80,557
MediaTek Inc. (b)	4,000	68,160
Taiwan Semiconductor
Manufacturing Co., Ltd. – ADR (b)	11,273	119,381
		268,098
Turkey – 0.47%
Akbank TAS (b)	15,938	79,763
United Kingdom – 8.88%
BAE Systems PLC (b)	1,727	9,100
BG Group PLC (b)	5,843	99,504
British American Tobacco PLC (b)	3,466	108,927
Capita Group PLC (b)	4,326	52,886
Centrica PLC (b)	20,046	90,358
Compass Group PLC (b)	18,820	153,769
Imperial Tobacco Group PLC (b)	6,266	178,996
International Power PLC (b)	25,837	130,891
Next PLC (b)	1,480	51,970
Reckitt Benckiser Group PLC (b)	3,930	204,627
Reed Elsevier PLC (b)	10,223	80,477
Smith & Nephew PLC (b)	4,379	45,494
Tesco PLC (b)	21,439	142,742
Vodafone Group PLC (b)	66,936	148,862
		1,498,603
TOTAL COMMON STOCKS
(Cost $7,619,470)		8,585,405

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
PREFERRED STOCKS – 0.41%
Brazil – 0.41%
Banco Bradesco SA – ADR (b)	3,679	$68,503
TOTAL PREFERRED STOCKS
(Cost $62,543)		68,503
CLOSED-END FUNDS – 0.40%
India Fund, Inc.	2,101	67,274
TOTAL CLOSED-END FUNDS
(Cost $42,700)		67,274
OPEN-END FUNDS – 41.83%
Fidelity Spartan International Index Fund	214,622	7,061,060
TOTAL OPEN-END FUNDS
(Cost $5,232,819)		7,061,060
SHORT-TERM INVESTMENTS – 4.77%
Investment Companies – 4.77%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	805,523	805,523
TOTAL SHORT-TERM INVESTMENTS
(Cost $805,523)		805,523
Total Investments (Cost $13,763,055) – 98.27%		16,587,765
Other Assets in Excess of Liabilities – 1.73%		292,871
TOTAL NET ASSETS – 100.00%		$16,880,636

FOOTNOTES
Percentages are stated as a percent of net assets.
ADRAmerican Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2010 (Unaudited)

	Fair
	Value	Percentage
Consumer Discretionary	$1,461,649	8.66%
Consumer Staples	1,350,170	8.00%
Energy	861,463	5.10%
Financials	661,864	3.92%
Health Care	1,248,263	7.40%
Industrials	857,340	5.08%
Information Technology	824,067	4.88%
Materials	451,023	2.67%
Telecommunication Services	648,317	3.84%
Utilities	221,249	1.31%
Total Foreign Common Stocks	8,585,405	50.86%
Total Closed-End Funds	67,274	0.40%
Total Open-End Funds	7,061,060	41.83%
Total Preferred Stocks	68,503	0.41%
Total Short-Term Investments	805,523	4.77%
Total Investments	16,587,765	98.27%
Other Assets in Excess of Liabilities	292,871	1.73%
Total Net Assets	$16,880,636	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 78.02%
Bermuda – 1.81%
Credicorp Ltd. (b)	888	$77,132
GOME Electrical Appliances Holdings Ltd. (a)(b)	180,000	59,118
		136,250
Brazil – 7.18%
Bco Do Brasil SA (b)	2,600	44,843
Cielo SA (b)	5,767	55,704
Companhia Siderurgica Nacional SA – ADR (b)	3,312	61,769
Gafisa SA (b)	8,794	60,203
Hypermarcas SA (a)(b)	4,921	67,406
Natura Cosmeticos SA (b)	1,548	32,861
Petroleo Brasileiro SA – ADR (b)	5,106	216,648
		539,434
Canada – 0.86%
Alange Energy Corp. (a)(b)	121,115	64,385
Cayman Islands – 1.12%
Belle International Holdings Ltd. (b)	27,000	37,696
Tencent Holdings Ltd. (b)	2,200	46,300
		83,996
China – 7.13%
China Construction Bank Corp. (b)	80,000	66,150
China Petroleum & Chemical Corp. (b)	66,000	53,469
China Railway Group Ltd. (a)(b)	57,000	39,937
China Shenhua Energy Co., Ltd. (b)	18,500	81,013
China Shipping Development Co., Ltd. (b)	36,000	54,806
Dongfeng Motor Group Co., Ltd. (b)	20,000	29,108
Industrial & Commercial Bank of China Ltd. (b)	85,000	63,169
Ping An Insurance Co., of China Ltd. (b)	10,500	91,758
Weichai Power Co., Ltd. (b)	6,800	56,490
		535,900
Egypt – 0.44%
Orascom Construction Industries (b)	684	33,363

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 78.02% (Continued)
Hong Kong – 4.79%
China Mobile Ltd. – ADR (b)	2,656	$129,878
CNOOC Ltd. (b)	112,000	199,646
Denway Motors Ltd. (b)	52,000	30,540
		360,064
India – 3.22%
ICICI Bank Ltd. – ADR (b)	1,532	65,141
Infosys Technologies Ltd. – ADR (b)	1,642	98,323
Larsen & Toubro Ltd. – GDR (b)(c)
(Acquired 05/12/08, Cost $53,552)	2,168	78,932
		242,396
Indonesia – 2.95%
PT Astra International Tbk (b)	17,500	91,538
PT Bank Mandiri (b)	53,000	34,103
PT United Tractors Tbk (b)	44,500	96,267
		221,908
Israel – 0.40%
Teva Pharmaceutical Industries Ltd. – ADR (b)	512	30,070
Luxembourg – 1.59%
Evraz Group SA – GDR (a)(b)	823	30,122
Evraz Group SA – GDR (a)(b)	741	27,120
Tenaris SA – ADR (b)	1,528	62,052
		119,294
Malaysia – 1.09%
CIMB Group Holding (b)	18,300	81,487
Mexico – 6.28%
America Movil SAB de CV – ADR (b)	2,822	145,277
Cemex SAB de CV – ADR (a)(b)	2,967	35,248
Desarrolladora Homex SA de CV (a)(b)	7,165	34,695
Empresas ICA SAB de CV (a)(b)	11,786	31,073
Fomento Economico Mexicano, SAB de CV – ADR (b)	699	33,084
Grupo Financiero Banorte SAB de CV (b)	10,553	42,427
Groupo Mexico SAB de CV (b)	24,067	63,509

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 78.02% (Continued)
Mexico – 6.28% (Continued)
Grupo Televisa SA de CV – ADR (b)	1,278	$26,557
Wal-Mart de Mexico SAB de CV – ADR (b)	2,578	59,843
		471,713
Russia – 8.93%
Gazprom – ADR (a)(b)	4,069	94,482
Mining and Metallurgical Company
Norilsk Nickel – ADR (a)(b)	3,616	69,427
Mechel – ADR (b)	1,251	32,151
Mobile Telesystems – ADR (b)	1,325	73,206
LUKOIL – ADR (b)	3,109	178,457
Sberbank (b)	41,434	111,505
Uralkali – GDR (a)(b)	2,908	58,160
Wimm-Bill-Dann Foods – ADR (a)(b)	2,460	53,505
		670,893
South Africa – 7.20%
Clicks Group Ltd. (b)	18,438	77,257
Impala Platinum Holdings Ltd. – ADR (b)	4,415	125,386
Kumba Iron Ore Ltd. (b)	1,954	93,064
MTN Group Ltd. (b)	3,292	48,722
Naspers Ltd. – ADR (b)	1,949	78,740
Shoprite Holdings Ltd. (b)	3,548	37,947
Standard Bank Group Ltd. (b)	5,157	80,073
		541,189
South Korea – 11.22%
Hyundai Heavy Industries Co., Ltd. (b)	168	38,425
Hyundai Motor Co. – GDR (a)(b)(c)
(Acquired 05/12/08, Cost $29,877)	711	43,942
KB Financial Group, Inc. – ADR (b)	2,489	121,463
LG Chemical Ltd. (b)	314	80,175
Lotte Shopping Co., Ltd. (b)	233	66,430
POSCO – ADR (b)	952	106,776
Samsung Electronics Co., Ltd. – GDR (a)(b)(c)
(Acquired 05/12/08, Cost $220,026)	781	299,124

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 78.02% (Continued)
South Korea – 11.22% (Continued)
Samsung Fire & Marine Insurance Co., Ltd. (b)	167	$31,039
Shinsegae Co., Ltd. (b)	122	56,027
		843,401
Taiwan – 9.27%
Asustek Computer Inc. (b)	28,056	54,612
Chinatrust Financial Holding Co., Ltd. (b)	111,431	63,293
Formosa Plastics Corp. (b)	19,260	43,021
Hon Hai Precision Industry Co., Ltd. – ADR (b)	36,000	170,592
Hon Hai Precision
Industry Co., Ltd. – GDR (b)(c)(e)
(Acquired 05/11/09, Cost $1)	0	1
MediaTek Inc. (b)	4,004	68,228
President Chain Store Corp. (b)	25,224	72,441
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	114,000	224,813
		697,001
Turkey – 0.67%
Turkiye Garanti Bankasi AS (b)	10,413	50,715
United Kingdom – 1.87%
Eurasian Natural Resources Corp. (b)	3,895	73,064
Standard Chartered PLC (b)	2,450	67,844
		140,908
TOTAL COMMON STOCKS
(Cost $4,953,650)		5,864,367

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
PREFERRED STOCKS – 7.13%
Brazil – 7.13%
Banco Bradesco SA – ADR (b)	3,550	$66,101
Companhia Energetica de Minas Gerais – ADR (b)	2,046	33,043
Itau Unibanco Holding SA – ADR (b)	3,051	66,146
Ultrapar Participacoes SA (b)	1,378	64,966
Usinas Siderurgicas de Minas Gerais SA – ADR (b)	1,152	37,650
Vale SA – ADR (b)	9,973	268,373
TOTAL PREFERRED STOCKS
(Cost $393,753)		536,279
EXCHANGE-TRADED FUNDS – 12.08%
Vanguard Emerging Markets ETF	21,584	907,823
TOTAL EXCHANGE-TRADED FUNDS
(Cost $717,199)		907,823
SHORT-TERM INVESTMENTS – 1.70%
Investment Companies – 1.70%
AIM Liquid Assets – Institutional Class, 0.15% (d)	38,497	38,497
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (d)	89,147	89,147
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,644)		127,644
Total Investments (Cost $6,192,246) – 98.93%		7,436,113
Other Assets in Excess of Liabilities – 1.07%		80,387
TOTAL NET ASSETS – 100.00%		$7,516,500

FOOTNOTES
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933.
(d)	Rate shown is the 7-day yield as of April 30, 2010.
(e)	Fractional share

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
PORTFOLIO DIVERSIFICATION
April 30, 2010 (Unaudited)

	Fair
	Value	Percentage
Consumer Discretionary	$635,824	8.46%
Consumer Staples	413,114	5.50%
Energy	950,152	12.64%
Financials	1,092,141	14.53%
Health Care	30,070	0.40%
Industrials	429,295	5.71%
Information Technology	1,017,697	13.54%
Materials	898,992	11.96%
Telecommunication Services	397,082	5.28%
Total Foreign Common Stocks	5,864,367	78.02%
Total Foreign Preferred Stocks	536,279	7.13%
Total Exchange-Traded Funds	907,823	12.08%
Total Short-Term Investments	127,644	1.70%
Total Investments	7,436,113	98.93%
Other Assets in Excess of Liabilities	80,387	1.07%
Total Net Assets	$7,516,500	100.00%

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

		Fair
	Shares	Value
EXCHANGE-TRADED FUNDS – 41.12%
SPDR Barclays Capital International
Treasury Bond ETF	35,407	$1,952,696
Vanguard Total Bond Market ETF	24,466	1,952,876
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,874,963)		3,905,572
OPEN-END FUNDS – 56.84%
Loomis Sayles Global Bond Fund	251,984	4,051,908
Oppenheimer International Bond Fund	209,126	1,346,771
TOTAL OPEN-END FUNDS
(Cost $5,282,047)		5,398,679
SHORT-TERM INVESTMENTS – 2.24%
Investment Companies – 2.24%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (a)	213,183	213,183
TOTAL SHORT-TERM INVESTMENTS
(Cost $213,183)		213,183
Total Investments (Cost $9,370,193) – 100.20%		9,517,434
Liabilities in Excess of Other Assets – (0.20)%		(18,801)
TOTAL NET ASSETS – 100.00%		$9,498,633

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES – 3.14%
Capital Auto Receivables Asset Trust.,
4.68%, 10/15/2012	$43,296	$44,446
Capital One Multi-Asset Execution Trust.,
4.05%, 03/15/2013	40,000	40,060
Chase Issuance Trust, 0.302%, 07/15/2014	85,000	84,745
Chrysler Financial Auto Securitization,
2.82%, 01/15/2016	70,000	71,546
Daimler Chrysler Auto Trust, 4.71%, 09/08/2012	60,000	61,384
Honda Auto Receivables Owner Trust,
5.11%, 04/15/2012	12,756	12,781
Household Automotive Trust, 5.33%, 11/17/2013	45,000	46,483
Hyundai Auto Receivables Trust.,
2.03%, 08/15/2013	40,000	40,556
MBNA Master Credit Card Trust,
0.39%, 08/15/2014	40,000	39,918
Nissan Auto Lease Trust.,
2.07%, 01/15/2015	25,000	25,316
2.92%, 12/15/2011	25,000	25,409
USAA Auto Owner Trust, 1.54%, 02/18/2014	40,000	40,271
World Omni Auto Receivables Trust,
2.21%, 05/15/2015	60,000	60,319
TOTAL ASSET BACKED SECURITIES
(Cost $591,587)		593,234
CORPORATE BONDS – 12.17%
Finance and Insurance – 5.11%
AMB Property LP, 7.50%, 06/30/2018	35,000	39,237
American International Group, Inc.,
5.85%, 01/16/2018	20,000	18,645
Bank of America Corp.,
5.75%, 08/15/2016	30,000	30,822
7.375%, 05/15/2014	40,000	45,093
7.625%, 06/01/2019	60,000	68,606
BB&T Corp.,
3.10%, 07/28/2011	40,000	40,798
3.95%, 04/29/2016	60,000	60,335

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.17% (Continued)
Finance and Insurance – 5.11% (Continued)
Caterpillar Financial Services Corp.,
4.85%, 12/07/2012	$20,000	$21,587
The Charles Schwab Corp., 4.95%, 06/01/2014	45,000	48,427
General Electric Capital Corp.,
5.40%, 02/15/2017	50,000	53,115
5.45%, 01/15/2013	60,000	65,103
Goldman Sachs Group, Inc., 5.75%, 10/01/2016	30,000	31,095
HSBC Finance Corp., 5.00%, 06/30/2015	55,000	58,152
JPMorgan Chase & Co., 3.70%, 01/20/2015	70,000	71,509
MetLife, Inc.,
6.75%, 06/01/2016	25,000	28,469
6.817%, 08/15/2018	15,000	16,924
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/2012	20,000	22,116
PNC Financial Services Group, Inc.,
6.00%, 12/07/2017	35,000	37,290
Prudential Financial, Inc., 5.15%, 01/15/2013	35,000	37,279
Santander Central Hispano Issuances Ltd.,
7.625%, 09/14/2010 (a)	20,000	20,471
UnitedHealth Group, Inc., 4.875%, 04/01/2013	25,000	26,822
Wachovia Corp., 5.75%, 06/15/2017	35,000	37,767
Wells Fargo & Co., 4.375%, 01/31/2013	80,000	84,622
		964,284
Information – 1.93%
AT&T, Inc.,
5.50%, 02/01/2018	45,000	48,563
5.625%, 06/15/2016	55,000	61,167
Comcast Corp., 5.70%, 07/01/2019	50,000	53,352
Verizon Communications, Inc., 5.55%, 02/15/2016	65,000	71,676
Vodafone Group Plc,
5.00%, 12/16/2013 (a)	50,000	54,177
5.375%, 01/30/2015 (a)	70,000	75,946
		364,881

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.17% (Continued)
Manufacturing – 1.97%
The Boeing Co., 6.10%, 03/01/2011	$20,000	$20,913
Coca-Cola Enterprises Inc.,
5.00%, 08/15/2013	25,000	27,414
7.375%, 03/03/2014	25,000	29,472
Conagra Foods, Inc., 5.875%, 04/15/2014	30,000	33,352
ConocoPhillips, 5.625%, 10/15/2016 (a)	35,000	39,660
E.I. Du Pont De Nemours & Co.,
5.875%, 01/15/2014	34,000	38,147
General Mills Inc., 6.00%, 02/15/2012	45,000	48,730
H.J. Heinz Co., 6.625%, 07/15/2011	35,000	37,288
Kraft Foods Inc., 5.625%, 11/01/2011	35,000	37,081
Valero Energy Corp., 9.375%, 03/15/2019	30,000	36,860
Wyeth, 5.50%, 02/01/2014	20,000	22,206
		371,123
Mining – 1.08%
Barrick Gold Finance Co.,
4.875%, 11/15/2014	30,000	32,072
6.125%, 09/15/2013	30,000	33,542
Bhp Billiton Ltd., 6.50%, 04/01/2019 (a)	20,000	23,208
Enterprise Products Operations LLC,
6.50%, 01/31/2019	25,000	28,125
Marathon Oil Corp., 6.50%, 02/15/2014	35,000	39,544
Occidental Petroleum Corp., 7.00%, 11/01/2013	20,000	23,321
Rio Tinto Financial USA Ltd.,
8.95%, 05/01/2014 (a)	20,000	24,253
		204,065
Professional, Scientific, and
Technical Services – 0.24%
Electronic Data Systems Corp., 6.00%, 08/01/2013	40,000	44,908

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.17% (Continued)
Retail Trade – 0.56%
CVS Caremark Corp., 6.125%, 08/15/2016	$35,000	$39,022
Kroger Co.,
5.00%, 04/15/2013	15,000	16,062
7.50%, 01/15/2014	15,000	17,472
Safeway, Inc., 6.25%, 03/15/2014	30,000	33,652
		106,208
Transportation and Warehousing – 0.32%
CSX Corp., 5.75%, 03/15/2013	15,000	16,372
Norfolk Southern Corp., 5.75%, 01/15/2016	40,000	44,699
		61,071
Utilities – 0.96%
Alabama Power Co., 4.85%, 12/15/2012	20,000	21,681
Columbus Southern Power Co., 5.50%, 03/01/2013	25,000	27,163
Dominion Resources Inc., 5.00%, 03/15/2013	35,000	37,789
Midamerican Energy Holdings, 5.75%, 04/01/2018	30,000	32,603
Peco Energy Co., 4.75%, 10/01/2012	20,000	21,578
Sempra Energy, 6.50%, 06/01/2016	35,000	39,844
		180,658
TOTAL CORPORATE BONDS
(Cost $2,209,587)		2,297,198
FOREIGN GOVERNMENT
AGENCY ISSUES – 0.23%
European Investment Bank, 4.25%, 07/15/2013 (a)	40,000	42,946
TOTAL FOREIGN GOVERNMENT
AGENCY ISSUES
(Cost $42,273)		42,946

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
U.S. GOVERNMENT
AGENCY ISSUES – 9.07%
Mortgage Backed Securities – 9.07%
FAMCA, 6.71%, 07/28/2014	$20,000	$23,536
FHLB, 1.625%, 07/27/2011	70,000	70,794
FHLB, 3.625%, 09/16/2011	200,000	208,063
FHLB, 5.00%, 11/17/2017	215,000	235,746
FHLMC, 2.125%, 09/21/2012	450,000	457,677
FHLMC, Pool 1G0731, 5.381%, 02/01/2036	17,610	18,503
FNMA, 2.625%, 11/20/2014	335,000	338,135
FNMA, Pool 888763, 5.205%, 10/01/2037 (b)	65,824	69,193
FNMA, Pool 956080, 5.50%, 01/01/2038	40,113	42,311
FNMA, Pool AA0281, 5.50%, 04/01/2039	31,679	33,412
FNMA, Pool 913253, 5.859%, 03/01/2037 (b)	96,447	101,601
FNMA, Pool 963705, 6.00%, 06/01/2038	34,955	37,213
FNMA, Pool 899717, 6.00%, 09/01/2037	54,082	57,610
GNMA, Pool 781468, 6.50%, 07/15/2032	7,921	8,738
GNMA, Pool 781159, 7.50%, 04/15/2030	5,747	6,499
GNMA, Pool 543435, 7.50%, 11/15/2030	436	493
GNMA, Pool 781187, 8.00%, 06/15/2030	1,712	1,972
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,681,093)		1,711,496
U.S. TREASURY OBLIGATIONS – 17.88%
U.S. Treasury Inflation Index – 1.45%
2.00%, 01/15/2014	46,920	50,296
2.625%, 07/15/2017	198,694	223,143
		273,439
U.S. Treasury Note – 16.43%
1.00%, 10/31/2011	295,000	296,291
1.375%, 02/15/2013	610,000	609,619
1.50%, 10/31/2010	295,000	296,821
1.75%, 11/15/2011	75,000	76,198
2.25%, 01/31/2015	475,000	473,293
2.75%, 02/28/2013	255,000	264,622

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS – 17.88%
(Continued)
U.S. Treasury Note – 16.43% (Continued)
2.75%, 02/15/2019	$835,000	$786,792
3.25%, 05/31/2016	290,000	296,638
		3,100,274
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,359,694)		3,373,713

	Shares
EXCHANGE-TRADED FUNDS – 52.46%
Vanguard Total Bond Market ETF	124,024	9,899,596
TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,662,239)		9,899,596
SHORT-TERM INVESTMENTS – 4.50%
Investment Companies – 4.50%
Fidelity Institutional Money
Market Portfolio – Select Class, 0.16% (c)	848,247	848,247
TOTAL SHORT-TERM INVESTMENTS
(Cost $848,247)		848,247
Total Investments (Cost $18,394,720) – 99.45%		18,766,430
Other Assets in Excess of Liabilities – 0.55%		102,857
TOTAL NET ASSETS – 100.00%		$18,869,287

FOOTNOTES
Percentages are stated as a percent of net assets.
FAMCA  Federal Agricultural Mortgage Corp.
FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corp.
FNMA  Federal National Mortgage Assoc.
GNMA  Government National Mortgage Assoc.
(a)	Foreign Issued Security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of April 30, 2010.
(c)	Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 51.57%
Arizona – 0.97%
City of Phoenix Civic Improvement Corporation,
5.50%, 07/01/2018	$125,000	$145,976
California – 8.83%
California Health Facilities Financing Authority,
5.50%, 07/01/2025	200,000	205,538
San Francisco Bay Area Toll Authority,
5.00%, 04/01/2021	250,000	271,230
State of California Department of Water Resources,
5.00%, 05/01/2018	100,000	114,419
State of California Economic Recovery,
5.00%, 07/01/2020	150,000	166,372
State of California Various Purpose,
5.00%, 03/01/2026	300,000	305,283
5.25%, 04/01/2022	100,000	107,346
The Regents of the University of
California Limited Project, 5.00%, 05/15/2021	150,000	161,229
		1,331,417
Colorado – 0.70%
Colorado Regional Transportation District,
5.00%, 12/01/2021	100,000	106,139
Connecticut – 1.96%
State of Connecticut Health & Education
Facilities Authority, 5.50%, 11/01/2016	250,000	295,982
Florida – 3.05%
Florida State Turnpike Authority,
5.00%, 07/01/2020	150,000	156,493
State of Florida Board of Education,
5.00%, 06/01/2022	125,000	134,871
State of Florida Department of Transportation,
5.25%, 07/01/2015	150,000	168,418
		459,782

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 51.57% (Continued)
Georgia – 2.49%
Metropolitan Atlanta Rapid Transit Authority,
5.00%, 07/01/2017	$125,000	$141,159
State of Georgia General Obligation,
5.00%, 07/01/2018	200,000	234,262
		375,421
Illinois – 2.39%
State of Illinois, Build Illinois, 5.00%, 06/15/2022	200,000	216,248
University of Illinois, 5.50%, 04/01/2019	125,000	144,293
		360,541
Iowa – 0.56%
State of Iowa IJOBS Program, 5.00%, 06/01/2016	75,000	84,154
Massachusetts – 3.93%
Massachusetts Bay Transportation Authority,
5.00%, 07/01/2024	400,000	457,832
Massachusetts Water Pollution Abatement Trust,
5.00%, 08/01/2018	125,000	135,200
		593,032
Michigan – 2.49%
Michigan State Hospital Finance Authority,
5.00%, 11/15/2021	200,000	216,208
Michigan State Trunk Line Fund,
5.00%, 09/01/2019	150,000	159,856
		376,064
New Jersey – 1.10%
New Jersey Economic Development Authority,
5.00%, 03/01/2017	150,000	164,976
New Mexico – 0.77%
State of New Mexico, 5.00%, 03/01/2018	100,000	116,270

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 51.57% (Continued)
New York – 7.12%
City of New York General Obligation,
5.00%, 08/01/2022	$400,000	$440,356
New York City Transitional Finance Authority,
5.00%, 08/01/2020	125,000	138,822
New York State Metropolitan Transportation
Authority, 5.25%, 11/15/2024	200,000	218,482
New York State Thruway Authority
5.00%, 04/01/2017	100,000	112,189
5.00%, 03/15/2021	150,000	163,316
		1,073,165
North Carolina – 1.30%
North Carolina Eastern Municipal Power Agency,
5.25%, 01/01/2020	50,000	54,256
State of North Carolina Capital Improvement,
5.00%, 05/01/2021	125,000	140,998
		195,254
Ohio – 2.66%
State of Ohio General Obligation,
5.00%, 08/01/2017	350,000	401,359
Oklahoma – 1.50%
Oklahoma Water Resources Board,
5.00%, 04/01/2022	200,000	226,374
Oregon – 2.68%
State of Oregon Department of Administrative
Services, 5.00%, 04/01/2019	350,000	403,750
Texas – 3.70%
City of Houston Texas Combined Utility System,
5.25%, 05/15/2015	150,000	167,174
5.25%, 05/15/2017	100,000	113,146
Texas Transportation Commission State Highway,
5.00%, 04/01/2018	100,000	112,533

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2010 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS – 51.57% (Continued)
Texas – 3.70% (Continued)
University of Texas System Board of Regents
5.00%, 08/15/2022	$150,000	$165,654
		558,507
Utah – 1.06%
Intermountain Power Agency of Utah,
5.25%, 07/01/2020	150,000	159,711
Washington – 2.31%
Energy Northwest,
5.00%, 07/01/2016	125,000	143,184
5.50%, 07/01/2017	185,000	204,939
		348,123
TOTAL MUNICIPAL BONDS
(Cost $7,573,450)		7,775,997

	Shares
EXCHANGE-TRADED FUNDS – 45.14%
iShares S&P National Municipal Bond Fund	32,677	3,404,617
SPDR Barclays Capital Municipal Bond ETF	148,658	3,402,782
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,578,602)		6,807,399
SHORT-TERM INVESTMENTS – 1.70%
Investment Companies – 1.70%
Fidelity Institutional Tax-Exempt
Portfolio – Institutional Class, 0.12% (a)	255,611	255,611
TOTAL SHORT-TERM INVESTMENTS
(Cost $255,611)		255,611
Total Investments (Cost $14,407,663) – 98.41%		14,839,007
Other Assets in Excess of Liabilities – 1.59%		240,027
TOTAL NET ASSETS – 100.00%		$15,079,034

FOOTNOTES
Percentages are stated as a percent of net assets.
(a)Rate shown is the 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at fair value
(cost $19,801,598, $17,162,235, $8,235,793, $7,256,124, $13,763,055, $6,192,246, $9,370,193, $18,394,720
and $14,407,663, respectively)	$22,703,592	$18,897,209	$10,732,662	$9,411,883
Foreign currencies, at fair value
(cost $0, $0, $0, $0, $72,418,
$3,932, $0, $0 and $0, respectively)	—	—	—	—
Cash	484	—	—	—
Dividends and interest receivable	2,779	6,187	53	2,979
Receivable for fund shares sold	371,648	320,961	164,365	124,792
Receivable for securities sold	—	—	54,065	120,566
Receivable for foreign currencies	—	—	—	—
Receivable from Advisor	—	—	8,325	12,501
Prepaid expenses and other assets	11,098	11,409	10,616	9,990
Other receivable	—	—	—	—
Total Assets	23,089,601	19,235,766	10,970,086	9,682,711
LIABILITIES:
Payable for securities purchased	288,160	413,772	40,425	112,321
Payable for fund shares redeemed	5,109	3,797	21,478	15,656
Payable for foreign currencies	—	—	—	—
Payable to Advisor	3,838	366	—	—
Distribution fees payable	4,378	3,660	2,227	1,955
Accrued administration expense	2,456	2,243	2,441	2,441
Accrued custody expense	1,421	1,223	1,483	3,641
Accrued compliance fees	1,441	1,022	1,441	1,441
Accrued fund accounting expense	5,347	4,307	5,813	5,324
Accrued service fees	1,751	1,464	891	782
Accrued transfer agent expense	3,265	2,686	2,872	2,633
Accrued expenses and other liabilities	9,086	10,954	9,880	12,030
Total Liabilities	326,252	445,494	88,951	158,224
NET ASSETS	$22,763,349	$18,790,272	$10,881,135	$9,524,487

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2010 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$16,587,765	$7,436,113	$9,517,434	$18,766,430	$14,839,007

102,882	3,928	—	—	—
—	75	4,248	8	—
39,460	11,031	373	62,406	99,949
261,343	52,984	—	310,436	149,892
37,196	29,133	150,428	295	—
29,365	—	—	—	—
16,407	14,450	11,227	7,183	5,378
10,968	10,147	10,987	11,834	10,551
171	—	—	—	—
17,085,557	7,557,861	9,694,697	19,158,592	15,104,777

51,364	—	167,204	255,734	—
33,326	6,353	1,834	4,478	1,450
77,804	—	—	—	—
—	—	—	—	—
3,538	1,582	1,841	3,622	3,076
2,440	2,410	2,227	2,416	2,416
14,807	7,648	3,260	1,098	758
1,442	1,440	921	1,440	1,343
6,759	6,446	3,985	6,549	5,733
1,415	633	737	1,449	1,231
2,712	2,532	2,562	2,412	1,591
9,314	12,317	11,493	10,107	8,145
204,921	41,361	196,064	289,305	25,743
$16,880,636	$7,516,500	$9,498,633	$18,869,287	$15,079,034

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2010 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
NET ASSETS CONSIST OF:
Capital stock	$20,253,709	$17,311,759	$10,125,245	$9,316,266
Accumulated net
investment income (loss)	(16,791)	25,712	(19,205)	(2,656)
Accumulated net realized
gain (loss) on investments	(375,563)	(282,173)	(1,721,774)	(1,944,882)
Unrealized net
appreciation (depreciation) on:
Investments	2,901,994	1,734,974	2,496,869	2,155,759
Foreign currency related transactions	—	—	—	—
Total Net Assets	$22,763,349	$18,790,272	$10,881,135	$9,524,487
NET ASSETS
Shares issued and outstanding
(Unlimited number of beneficial
interest authorized, $0.01 par value)	1,775,884	1,591,833	918,150	762,256
Net asset value,
redemption price per share	$12.82	$11.80	$11.85	$12.50
Maximum offering price per share
(net asset value divided by 94.25%)	$13.60	$12.52	$12.57	$13.26

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2010 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$17,981,334	$7,314,816	$9,423,140	$18,473,437	$14,602,218

(2,125)	(6,732)	(261)	229	762

(3,923,993)	(1,035,651)	(71,487)	23,911	44,710

2,824,710	1,244,071	147,241	371,710	431,344
710	(4)	—	—	—
$16,880,636	$7,516,500	$9,498,633	$18,869,287	$15,079,034

1,494,647	561,871	606,787	1,211,679	974,393

$11.29	$13.38	$15.65	$15.57	$15.48

$11.98	$14.20	$16.60	$16.52	$16.42

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2010 (Unaudited)

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$89,447	$151,543	$52,750	$100,779
Interest income	674	590	180	150
Total investment income	90,121	152,133	52,930	100,929
EXPENSES:
Investment advisory fees (Note 3)	57,470	49,221	38,472	33,857
Administration fees (Note 3)	14,876	13,636	14,876	14,876
Distribution fees (Note 4)	18,709	15,832	9,070	7,088
Service fees (Note 5)	1,038	800	250	203
Fund accounting fees (Note 3)	15,948	12,408	16,960	16,067
Audit fees	8,912	8,912	8,912	8,911
Federal and state registration fees	8,072	7,969	7,977	7,733
Transfer agent fees and expenses (Note 3)	10,762	10,216	10,216	9,113
Chief Compliance Officer
fees and expenses (Note 3)	4,186	2,700	4,187	4,187
Legal fees	2,232	2,232	2,414	2,232
Trustees’ fees and expenses	3,224	3,224	3,224	3,224
Custody fees (Note 3)	4,022	3,989	4,451	8,641
Other	3,410	4,406	4,226	4,424
Total expenses before
reimbursement from Advisor	152,861	135,545	125,235	120,556
Expense reimbursement
from advisor (Note 3)	(53,247)	(56,792)	(53,100)	(61,306)
Net expenses	99,614	78,753	72,135	59,250
NET INVESTMENT INCOME (LOSS)	(9,493)	73,380	(19,205)	41,679
REALIZED AND
UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(59,257)	47,338	652,630	50,896
Foreign currency related transactions	—	—	—	—
Capital gain distributions from
regulated investment companies	—	—	—	—
Change in unrealized
appreciation (depreciation) on:
Investments	2,248,729	1,490,762	1,578,253	1,475,819
Foreign currency related transactions	—	—	—	—
Net realized and unrealized gain (loss)	2,189,472	1,538,100	2,230,883	1,526,715
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$2,179,979	$1,611,480	$2,211,678	$1,568,394

(1)	Net of foreign taxes withheld of $0, $0, $0, $0, $10,098, $3,607, $0, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended April 30, 2010 (Unaudited)

	Emerging		Intermediate	Intermediate
International	Markets	Global Bond	Taxable	Municipal
Equity Fund	Equity Fund	Fund	Bond Fund	Bond Fund

$237,741	$55,414	$129,695	$135,423	$146,624
759	218	104	89,488	113,450
238,500	55,632	129,799	224,911	260,074

63,491	34,701	27,315	42,995	43,129
14,876	14,876	13,636	14,876	14,876
13,421	3,239	7,541	14,438	11,056
268	60	265	526	132
20,728	19,637	11,664	20,828	18,362
8,912	8,911	8,911	8,911	8,912
8,048	7,763	7,773	8,222	8,024
10,399	9,172	7,572	8,396	5,089

4,188	4,187	2,700	4,187	4,188
2,480	2,232	2,232	2,480	3,471
3,224	3,223	3,224	3,224	3,224
47,631	16,389	9,224	2,677	2,083
5,620	3,558	3,651	4,399	5,381

203,286	127,948	105,708	136,159	127,927

(100,114)	(69,504)	(62,004)	(64,500)	(56,046)
103,172	58,444	43,704	71,659	71,881
135,328	(2,812)	86,095	153,252	188,193

(88,622)	88,731	—	31,496	57,623
5,696	(2,216)	—	—	—

23,364	—	6,994	—	—

658,624	670,204	(116,796)	60,182	164,825
167	(14)	—	—	—
599,229	756,705	(109,802)	91,678	222,448

$734,557	$753,893	$(23,707)	$244,930	$410,641

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	ended	April 30,	ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$(9,493)	$2,164	$73,380	$73,586
Net realized gain (loss) on investments	(59,257)	(259,529)	47,338	(249,118)
Change in unrealized
appreciation (depreciation) on securities	2,248,729	1,410,248	1,490,762	1,047,846
Net increase (decrease) in net assets
resulting from operations	2,179,979	1,152,883	1,611,480	872,314

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(9,462)	—	(104,542)	(37,998)
Net realized gains	—	—	—	—
Total distributions	(9,462)	—	(104,542)	(37,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	13,489,087	7,895,472	11,186,065	6,801,232
Dividends reinvested	9,210	—	101,555	29,315
Cost of shares redeemed	(1,630,513)	(2,580,587)	(2,002,751)	(2,098,204)
Net increase (decrease) in net assets
derived from capital share transactions	11,867,784	5,314,885	9,284,869	4,732,343

TOTAL INCREASE IN NET ASSETS	14,038,301	6,467,768	10,791,807	5,566,659

NET ASSETS:
Beginning of period	8,725,048	2,257,280	7,998,465	2,431,806
End of period	$22,763,349	$8,725,048	$18,790,272	$7,998,465
Accumulated net investment
income (loss), end of period	$(16,791)	$2,164	$25,712	$56,874

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,119,199	801,737	932,880	723,357
Shares issued to holders as
reinvestment of dividends	1,526	—	73,148	3,166
Shares redeemed	(135,395)	(241,435)	(179,531)	(204,158)
Net increase (decrease)
in shares outstanding	985,330	560,302	826,497	522,365

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	ended	April 30,	ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$(19,205)	$(37,559)	$41,679	$80,294
Net realized gain (loss) on investments	652,630	(2,193,365)	50,896	(1,350,090)
Change in unrealized
appreciation (depreciation) on securities	1,578,253	2,868,625	1,475,819	1,899,886
Net increase (decrease) in net assets
resulting from operations	2,211,678	637,701	1,568,394	630,090

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	—	(90,976)	(33,576)
Net realized gains	—	—	—	—
Total distributions	—	—	(90,976)	(33,576)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	6,385,057	4,060,888	5,197,315	3,114,619
Dividends reinvested	—	—	80,521	24,417
Cost of shares redeemed	(5,159,138)	(1,300,631)	(3,945,764)	(1,024,307)
Net increase (decrease) in net assets
derived from capital share transactions	1,225,919	2,760,257	1,332,072	2,114,729

TOTAL INCREASE IN NET ASSETS	3,437,597	3,397,958	2,809,490	2,711,243

NET ASSETS:
Beginning of period	7,443,538	4,045,580	6,714,997	4,003,754
End of period	$10,881,135	$7,443,538	$9,524,487	$6,714,997
Accumulated net investment
income (loss), end of period	$(19,205)	$—	$(2,656)	$46,641

CHANGES IN SHARES OUTSTANDING:
Shares sold	604,813	471,124	444,359	325,452
Shares issued to holders as
reinvestment of dividends	—	—	13,877	2,725
Shares redeemed	(477,118)	(137,892)	(337,757)	(97,727)
Net increase (decrease)
in shares outstanding	127,695	333,232	120,479	230,450

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Emerging Markets Equity Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	ended	April 30,	ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$135,328	$67,483	$(2,812)	$41,323
Net realized gain (loss) on investments
and foreign currency related transactions	(82,926)	(3,583,122)	86,515	(512,624)
Capital gains distributions from
regulated investment companies	23,364	—	—	—
Change in unrealized
appreciation (depreciation) on securities	658,791	6,061,609	670,190	2,865,852
Net increase (decrease) in net assets
resulting from operations	734,557	2,545,970	753,893	2,394,551

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(164,062)	(117,032)	(31,604)	(41,469)
Net realized gains	—	—	—	—
Total distributions	(164,062)	(117,032)	(31,604)	(41,469)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	9,853,272	6,290,530	1,947,972	1,602,980
Dividends reinvested	145,354	85,227	25,277	29,698
Cost of shares redeemed	(7,231,932)	(2,181,186)	(1,767,761)	(621,305)
Redemption fee	—	172	—	39
Net increase (decrease) in net assets
derived from capital share transactions	2,766,694	4,194,743	205,488	1,011,412

TOTAL INCREASE IN NET ASSETS	3,337,189	6,623,681	927,777	3,364,494

NET ASSETS:
Beginning of period	13,543,447	6,919,766	6,588,723	3,224,229
End of period	$16,880,636	$13,543,447	$7,516,500	$6,588,723
Accumulated net investment
income (loss), end of period	$(2,125)	$26,609	$(6,732)	$27,684

CHANGES IN SHARES OUTSTANDING:
Shares sold	861,581	666,767	149,058	166,981
Shares issued to holders as
reinvestment of dividends	25,668	9,740	3,896	4,019
Shares redeemed	(639,198)	(207,880)	(135,219)	(55,002)
Net increase (decrease)
in shares outstanding	248,051	468,627	17,735	115,998

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Global Bond Fund		Intermediate Taxable Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	April 30,	ended	April 30,	ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$86,095	$124,269	$153,252	$228,532
Net realized gain (loss) on investments	—	(80,458)	31,496	11,284
Capital gain distribution from
regulated investment companies	6,994	1,977	—	—
Change in unrealized
appreciation (depreciation) on securities	(116,796)	816,314	60,182	601,533
Net increase (decrease) in net assets
resulting from operations	(23,707)	862,102	244,930	841,349

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(86,356)	(125,881)	(153,957)	(229,786)
Net realized gains	—	—	—	—
Return of capital	—	(2,360)	—	—
Total distributions	(86,356)	(128,241)	(153,957)	(229,786)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	6,383,498	3,483,351	12,889,184	6,788,228
Dividends reinvested	81,562	98,961	144,726	179,611
Cost of shares redeemed	(2,658,714)	(1,123,209)	(5,641,237)	(2,113,688)
Net increase (decrease) in net assets
derived from capital share transactions	3,806,346	2,459,103	7,392,673	4,854,151

TOTAL INCREASE IN NET ASSETS	3,696,283	3,192,964	7,483,646	5,465,714

NET ASSETS:
Beginning of period	5,802,350	2,609,386	11,385,641	5,919,927
End of period	$9,498,633	$5,802,350	$18,869,287	$11,385,641
Accumulated net investment
income (loss), end of period	$(261)	$—	$229	$934

CHANGES IN SHARES OUTSTANDING:
Shares sold	388,531	236,015	825,555	447,117
Shares issued to holders as
reinvestment of dividends	21,309	6,818	14,841	11,857
Shares redeemed	(168,222)	(73,129)	(364,027)	(137,837)
Net increase (decrease)
in shares outstanding	241,618	169,704	476,369	321,137

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Intermediate
	Municipal Bond Fund
	Six Months
	Ended	Year
	April 30,	ended
	2010	October 31,
	(Unaudited)	2009
OPERATIONS:
Net investment income (loss)	$188,193	$271,378
Net realized gain (loss) on investments	57,623	(9,419)
Change in unrealized appreciation (depreciation) on securities	164,825	685,370
Net increase (decrease) in net assets resulting from operations	410,641	947,329

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(187,632)	(272,854)
Net realized gains	(3,490)	(3,071)
Total distributions	(191,122)	(275,925)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	6,880,723	7,239,610
Dividends reinvested	164,195	213,279
Cost of shares redeemed	(5,248,937)	(2,389,450)
Net increase (decrease) in net assets
derived from capital share transactions	1,795,981	5,063,439

TOTAL INCREASE IN NET ASSETS	2,015,500	5,734,843

NET ASSETS:
Beginning of period	13,063,534	7,328,691
End of period	$15,079,034	$13,063,534
Accumulated net investment income (loss), end of period	$762	$201

CHANGES IN SHARES OUTSTANDING:
Shares sold	434,452	480,782
Shares issued to holders as reinvestment of dividends	23,580	14,297
Shares redeemed	(341,022)	(156,466)
Net increase (decrease) in shares outstanding	117,010	338,613

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$11.04		$9.80	$15.00

Income from investment operations:
Net investment income (loss)	—		—	(0.02)
Net realized and unrealized
gains (losses) on securities	1.79		1.24	(5.18)
Total from investment operations	1.79		1.24	(5.20)

Less Distributions:
Dividends from net investment income	(0.01)		—	—
Dividends from net realized gains	—		—	—
Total distributions	(0.01)		—	—

Net asset value, end of period	$12.82		$11.04	$9.80

TOTAL RETURN	16.20%	+	12.65%	-34.67%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$22.8		$8.7	$2.3
Ratio of expenses to average net assets:
Before advisory fee waiver	1.99%	^	4.12%	9.39%	^
After advisory fee waiver	1.30%	^	1.30%	1.47%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-0.82%	^	-2.78%	-8.26%	^
After advisory fee waiver	-0.13%	^	0.04%	-0.34%	^
Portfolio turnover rate	9%	+	19%	10%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Large Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.45		$10.01	$15.00

Income from investment operations:
Net investment income	0.04		0.12	0.09
Net realized and unrealized
gains (losses) on securities	1.41		0.45	(5.08)
Total from investment operations	1.45		0.57	(4.99)

Less Distributions:
Dividends from net investment income	(0.10)		(0.13)	—
Dividends from net realized gains	—		—	—
Total distributions	(0.10)		(0.13)	—

Net asset value, end of period	$11.80		$10.45	$10.01

TOTAL RETURN	14.03%	+	5.91%	-33.27%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$18.8		$8.0	$2.4
Ratio of expenses to average net assets:
Before advisory fee waiver	2.06%	^	4.07%	8.24%	^
After advisory fee waiver	1.20%	^	1.20%	1.46%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	0.25%	^	-1.25%	-5.39%	^
After advisory fee waiver	1.11%	^	1.62%	1.39%	^
Portfolio turnover rate	4%	+	15%	23%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Growth Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$9.42		$8.85	$15.00

Income from investment operations:
Net investment loss	(0.02)		(0.05)	(0.08)
Net realized and unrealized
gains (losses) on securities	2.45		0.62	(6.07)
Total from investment operations	2.43		0.57	(6.15)

Less Distributions:
Dividends from net investment income	—		—	—
Dividends from net realized gains	—		—	—
Total distributions	—		—	—

Net asset value, end of period	$11.85		$9.42	$8.85

TOTAL RETURN	25.80%	+	6.44%	-41.00	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.9		$7.4	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	2.60%	^	3.98%	4.88%	^
After advisory fee waiver	1.50%	^	1.50%	1.59%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-1.50%	^	-3.21%	-4.51%	^
After advisory fee waiver	-0.40%	^	-0.73%	-1.22%	^
Portfolio turnover rate	66%	+	88%	24%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Small/Mid Cap Value Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.46		$9.73	$15.00

Income from investment operations:
Net investment income (loss)	0.05		0.15	(0.01)
Net realized and unrealized
gains (losses) on securities	2.11		0.66	(5.26)
Total from investment operations	2.16		0.81	(5.27)

Less Distributions:
Dividends from net investment income	(0.12)		(0.08)	—
Dividends from net realized gains	—		—	—
Total distributions	(0.12)		(0.08)	—

Net asset value, end of period	$12.50		$10.46	$9.73

TOTAL RETURN	20.79%	+	8.43%	-35.13%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$9.5		$6.7	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver	2.85%	^	4.27%	5.02%	^
After advisory fee waiver	1.40%	^	1.40%	1.58%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-0.46%	^	-1.23%	-3.54%	^
After advisory fee waiver	0.99%	^	1.64%	-0.10%	^
Portfolio turnover rate	11%	+	66%	29%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive International Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$10.86		$8.90	$15.00

Income from investment operations:
Net investment income	0.09		0.06	0.13
Net realized and unrealized
gains (losses) on securities	0.45		2.04	(6.23)
Total from investment operations	0.54		2.10	(6.10)

Less Distributions:
Dividends from net investment income	(0.11)		(0.14)	—
Dividends from net realized gains	—		—	—
Total distributions	(0.11)		(0.14)	—

Net asset value, end of period	$11.29		$10.86	$8.90

TOTAL RETURN	4.84%	+	24.01%	-40.67%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$16.9		$13.5	$6.9
Ratio of expenses to average net assets:
Before advisory fee waiver	2.56%	^	3.62%	3.92%	^
After advisory fee waiver	1.30%	^	1.30%	1.57%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	0.44%	^	-1.60%	-0.42%	^
After advisory fee waiver	1.70%	^	0.72%	1.93%	^
Portfolio turnover rate	9%	+	54%	19%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Emerging Markets Equity Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$12.11		$7.53	$15.00

Income from investment operations:
Net investment income (loss)	(0.01)		0.08	0.08
Net realized and unrealized
gains (losses) on securities	1.33		4.59	(7.55)
Total from investment operations	1.32		4.67	(7.47)

Less Distributions:
Dividends from net investment income	(0.05)		(0.09)	—
Dividends from net realized gains	—		—	—
Total distributions	(0.05)		(0.09)	—

Net asset value, end of period	$13.38		$12.11	$7.53

TOTAL RETURN	10.96%	+	62.87%	-49.80%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$7.5		$6.6	$3.2
Ratio of expenses to average net assets:
Before advisory fee waiver	3.50%	^	5.20%	5.90%	^
After advisory fee waiver	1.60%	^	1.60%	1.60%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	-1.98%	^	-2.69%	-3.12%	^
After advisory fee waiver	-0.08%	^	0.91%	1.18%	^
Portfolio turnover rate	34%	+	55%	84%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Global Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.89		$13.35	$15.00

Income from investment operations:
Net investment income	0.18		0.50	0.31
Net realized and unrealized
gains (losses) on securities	(0.24)		2.56	(1.66)
Total from investment operations	(0.06)		3.06	(1.35)

Less Distributions:
Dividends from net investment income	(0.18)		(0.51)	(0.30)
Dividends from net realized gains	—		—	—
Return of capital	—		(0.01)	—
Total distributions	(0.18)		(0.52)	(0.30)

Net asset value, end of period	$15.65		$15.89	$13.35

TOTAL RETURN	-0.38%	+	23.42%	-9.27%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$9.5		$5.8	$2.6
Ratio of expenses to average net assets:
Before advisory fee waiver	2.90%	^	4.72%	8.68%	^
After advisory fee waiver	1.20%	^	1.20%	1.20%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	0.66%	^	-0.39%	-4.25%	^
After advisory fee waiver	2.36%	^	3.13%	3.23%	^
Portfolio turnover rate	0%	+	15%	0%	+

*Commencement of operations for shares was December 31, 2007.
+Not Annualized.
^Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Taxable Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.48		$14.29	$15.00

Income from investment operations:
Net investment income	0.16		0.42	0.30
Net realized and unrealized
gains (losses) on securities	0.09		1.19	(0.71)
Total from investment operations	0.25		1.61	(0.41)

Less Distributions:
Dividends from net investment income	(0.16)		(0.42)	(0.30)
Dividends from net realized gains	—		—	—
Total distributions	(0.16)		(0.42)	(0.30)

Net asset value, end of period	$15.57		$15.48	$14.29

TOTAL RETURN	1.62%	+	11.35%	-2.77%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$18.9		$11.4	$5.9
Ratio of expenses to average net assets:
Before advisory fee waiver	1.90%	^	2.69%	4.42%	^
After advisory fee waiver	1.00%	^	1.00%	1.34%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	1.24%	^	1.03%	-0.19%	^
After advisory fee waiver	2.14%	^	2.72%	2.89%	^
Portfolio turnover rate	20%	+	40%	50%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Intermediate Municipal Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

	Six Months			December 31,
	Ended		Year	2007*
	April 30,		Ended	through
	2010		October 31,	October 31,
	(Unaudited)		2009	2008
PER SHARE DATA:
Net asset value, beginning of period	$15.24		$14.13	$15.00

Income from investment operations:
Net investment income	0.20		0.41	0.21
Net realized and unrealized
gains (losses) on securities	0.24		1.12	(0.87)
Total from investment operations	0.44		1.53	(0.66)

Less Distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.21)
Dividends from net realized gains	—		(0.01)	—
Total distributions	(0.20)		(0.42)	(0.21)

Net asset value, end of period	$15.48		$15.24	$14.13

TOTAL RETURN	3.00%	+	10.91%	-4.47%	+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$15.1		$13.1	$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver	1.78%	^	2.30%	3.67%	^
After advisory fee waiver	1.00%	^	1.00%	1.34%	^
Ratio of net investment income (loss)
to average net assets:
Before advisory fee waiver	1.84%	^	1.43%	-0.30%	^
After advisory fee waiver	2.62%	^	2.73%	2.03%	^
Portfolio turnover rate	27%	+	285	2%	+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund, ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and ActivePassive Intermediate Municipal Bond Fund (each a “Fund” and collectively the “Funds”) are each non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The investment objective of the Funds, except for the ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund, is long term capital appreciation.  The investment objective of the ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund is income and capital appreciation.  The Funds are advised by FundQuest Incorporated.  The ActivePassive Large Cap Growth Fund is sub-advised by Transamerica Investment, LLC.  The ActivePassive Large Cap Value Fund is sub-advised by C.S. McKee, L.P.  The ActivePassive Small/Mid Cap Growth Fund is sub-advised by Eagle Asset Management, Inc.  The ActivePassive Small/Mid Cap Value Fund is sub-advised by Riazzi Asset Management, LLC.  The ActivePassive International Equity Fund is sub-advised by Invesco AIM Advisors, Inc.  The ActivePassive Emerging Markets Equity Fund is sub-advised by Hansberger Global Investors, Inc.  The ActivePassive Intermediate Taxable Bond Fund is sub-advised by Sage Advisory Services Ltd.  The ActivePassive Intermediate Municipal Bond Fund is sub-advised by Gannett, Welsh & Kotler, LLC.  The Funds began operations on December 31, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service, and other factors as necessary to determine a fair value

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

under certain circumstances.  The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.  The ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund, ActivePassive Small/Mid Cap Value Fund, ActivePassive International Equity Fund and ActivePassive Emerging Markets Equity Fund will make distributions of dividends and capital gains, if any, at least annually, typi-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

cally in December.  The Funds may make any additional payment of dividends or distributions if they deem it desirable at any other time during the year.  The ActivePassive Global Bond Fund, the ActivePassive Intermediate Taxable Bond Fund and the ActivePassive Intermediate Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees:  The International Equity Fund, Emerging Markets Equity Fund and Global Bond Fund each charge a 1.00% redemption fee to shareholders who redeem shares held for five days or less.  Such fees are retained by the Funds and accounted for as an addition to capital stock.

F.
REITs:  The Funds can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions my also be designated as a return of capital.

G.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2009, the following table shows the reclassifications made:

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$—	$—	$—
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	37,559	—	(37,559)
Small/Mid Cap Value Fund	(77)	—	77
International Equity Fund	1,745	(1,745)	—
Emerging Markets Equity Fund	(4,816)	4,816	—
Global Bond Fund	2,360	—	(2,360)
Intermediate Taxable Bond Fund	1,465	(1,465)	—
Intermediate Municipal Bond Fund	—	—	—

The permanent differences primarily relate to paydown and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods for accounting.

H.
Foreign Risk:  Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs).  ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

I.
Accounting for Uncertainty in Income Taxes:  The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of April 30, 2010, open Federal tax years include the tax year ended October 31, 2007 through 2009.

J.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2010, the Funds did not hold any derivative instruments.

K.
Events Subsequent to the Fiscal Period End:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated funds related events and transactions that occurred subsequent to April 30, 2010.  At its quarterly board meeting held on June 3, 2010, the Board of Trustees, approved the liquidation of the ActivePassive Small/Mid Cap Value Fund effective August 16, 2010.  At a special board meeting held on June 22, 2010, the Board of Trustees approved the liquidation of the ActivePassive Emerging Markets Equity Fund effective August 23, 2010.

L.
New Accounting Pronouncement: In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2010, FundQuest Incorporated (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly management fee based upon the average daily net assets of the Funds at the annual rates of:

Emerging Markets Equity Fund	0.95%
Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund,
and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund,
and Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, and
Intermediate Municipal Bond Fund	0.60%

For the six months ended April 30, 2010, the advisory fees incurred by each of the Funds were: $57,470 for Large Cap Growth Fund, $49,221 for Large Cap Value Fund, $38,472 for Small/Mid Cap Growth Fund, $33,857 for Small/Mid Cap Value Fund, $63,491 for International Equity Fund, $34,701 for Emerging Markets Equity Fund, $27,315 for Global Bond Fund, $42,995 for Intermediate Taxable Bond Fund and $43,129 for the Intermediate Municipal Bond Fund.

Each of the Funds is responsible for its own operating expenses.  The Advisor has contractually agreed, however, to waive its fees and/or absorb expenses of the Funds to ensure that the total net annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax, interest, and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets:

Emerging Markets Equity Fund	1.60%
Small/Mid Cap Growth Fund	1.50%
Small/Mid Cap Value Fund	1.40%
Large Cap Growth Fund and International Equity Fund	1.30%
Large Cap Value Fund and Global Bond Fund	1.20%
Intermediate Taxable Bond Fund and
Intermediate Municipal Bond Fund	1.00%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2010, the Advisor reduced its fees in the amount of $53,247 for Large Cap Growth Fund, $56,792 for Large Cap Value Fund, $53,100 for Small/Mid Cap Growth Fund, $61,306 for Small/Mid Cap Value Fund, $100,114 for International Equity Fund, $69,504 for Emerging Markets Equity Fund, $62,004 for Global Bond Fund, $64,500 for Intermediate Taxable Bond Fund and $56,046 for the Intermediate Municipal Bond Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2011	2012	2013	Total
Large Cap Growth Fund	$112,682	$137,997	$ 53,247	$303,926
Large Cap Value Fund	$103,554	$130,777	$ 56,792	$291,123
Small/Mid Cap Growth Fund	$100,199	$128,043	$ 53,100	$281,342
Small/Mid Cap Value Fund	$ 99,804	$140,277	$ 61,306	$301,387
International Equity Fund	$120,939	$216,048	$100,114	$437,101
Emerging Markets Equity Fund	$121,986	$163,261	$ 69,504	$354,751
Global Bond Fund	$117,720	$139,567	$ 62,004	$319,291
Intermediate Taxable Bond Fund	$100,838	$141,821	$ 64,500	$307,159
Intermediate Municipal Bond Fund	$ 93,824	$129,312	$ 56,046	$279,182

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended April 30, 2010, the administration fees incurred by each of the Funds were:  $14,876 for Large Cap Growth Fund, $13,636 for Large Cap Value Fund, $14,876 for Small/Mid Cap Growth Fund, $14,876 for Small/Mid Cap Value Fund, $14,876 for International Equity Fund, $14,876 for Emerging Markets Equity Fund, $13,636 for Global Bond Fund, $14,876 for Intermediate Taxable Bond Fund and $14,876 for the Intermediate Municipal Bond Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended April 30, 2010, the fund accounting fees incurred by each of the Funds were: $15,948 for Large Cap

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

Growth Fund, $12,408 for Large Cap Value Fund, $16,960 for Small/Mid Cap Growth Fund, $16,067 for Small/Mid Cap Value Fund, $20,728 for International Equity Fund, $19,637 for Emerging Markets Equity Fund, $11,664 for Global Bond Fund, $20,828 for Intermediate Taxable Bond Fund and $18,362 for the Intermediate Municipal Bond Fund and the transfer agent fees incurred by each of the Funds were: $10,451 for Large Cap Growth Fund, $9,951 for Large Cap Value Fund, $9,951 for Small/Mid Cap Growth Fund, $8,852 for Small/Mid Cap Value Fund, $9,951 for International Equity Fund, $8,919 for Emerging Markets Equity Fund, $7,356 for Global Bond Fund, $8,004 for Intermediate Taxable Bond Fund and $4,665 for the Intermediate Municipal Bond Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2010, the custody fees incurred by each of the Funds were: $4,022 for Large Cap Growth Fund, $3,989 for Large Cap Value Fund, $4,451 for Small/Mid Cap Growth Fund, $8,641 for Small/Mid Cap Value Fund, $47,631 for International Equity Fund, $16,389 for Emerging Markets Equity Fund, $9,224 for Global Bond Fund, $2,677 for Intermediate Taxable Bond Fund and $2,083 for the Intermediate Municipal Bond Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also employees of the Administrator.

For the six months ended April 30, 2010, the Chief Compliance Officer fees and expenses incurred by each of the Funds were: $4,186 for Large Cap Growth Fund, $2,700 for Large Cap Value Fund, $4,187 for Small/Mid Cap Growth Fund, $4,187 for Small/Mid Cap Value Fund, $4,188 for International Equity Fund, $4,187 for Emerging Markets Equity Fund, $2,700 for Global Bond Fund, $4,187 for Intermediate Taxable Bond Fund and $4,188 for the Intermediate Municipal Bond Fund.

NOTE 4 – DISTRIBUTION PLAN

The Funds have adopted a plan pursuant to Rule 12b-1 (the “Plan”) that allows the Funds to pay distribution and service fees for the sale, distribution and servicing of their shares.  The Plan provides for the payment of a distribution and service fees at the annual rate of up to 0.25% of average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for spe-

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

cific expenses incurred.  For the six months ended April 30, 2010, the distribution and service fees incurred by the Funds were: $18,709 for Large Cap Growth Fund, $15,832 for Large Cap Value Fund, $9,070 for Small/Mid Cap Growth Fund, $7,088 for Small/Mid Cap Value Fund, $13,421 for International Equity Fund, $3,239 for Emerging Markets Equity Fund, $7,541 for Global Bond Fund, $14,438 for Intermediate Taxable Bond Fund and $11,056 for the Intermediate Municipal Bond Fund.

NOTE 5 – SHAREHOLDER SERVICING PLAN

The Funds have entered into a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  For the six months ended April 30, 2010, the distribution and service fees incurred by the Funds were: $1,038 for Large Cap Growth Fund, $800 for Large Cap Value Fund, $250 for Small/Mid Cap Growth Fund, $203 for Small/Mid Cap Value Fund, $268 for International Equity Fund, $60 for Emerging Markets Equity Fund, $265 for Global Bond Fund, $526 for Intermediate Taxable Bond Fund and $132 for the Intermediate Municipal Bond Fund.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2010, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Large Cap Growth Fund	$12,505,015	$1,276,322
Large Cap Value Fund	10,052,747	495,821
Small/Mid Cap Growth Fund	7,549,200	6,125,099
Small/Mid Cap Value Fund	2,221,858	929,837
International Equity Fund	4,111,002	1,280,525
Emerging Markets Equity Fund	2,614,343	2,352,493
Global Bond Fund	3,758,813	—
Intermediate Taxable Bond Fund	5,250,294	413,529
Intermediate Municipal Bond Fund	5,523,850	3,833,439

Purchases and sales of long-term U.S. Government securities for the Intermediate Taxable Bond Fund were $4,564,395 and $2,358,867, respectively.

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

NOTE 7 – FEDERAL TAX INFORMATION

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the six months ended April 30, 2010 and year ended October 31, 2009 for the Funds were as follows:

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Large Cap Growth Fund
Ordinary income	$9,462	$—

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Large Cap Value Fund
Ordinary income	$104,542	$37,998

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Small/Mid Cap Value Fund
Ordinary income	$90,976	$33,576

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
International Equity Fund
Ordinary income	$164,062	$117,032

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Emerging Markets Equity Fund
Ordinary income	$31,604	$41,469

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Global Bond Fund
Ordinary income	$86,356	$128,241

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Intermediate Taxable Bond Fund
Ordinary income	$153,957	$229,786

	Six Months Ended	Fiscal Year Ended
	April 30, 2010	October 31, 2009
Intermediate Municipal Bond Fund
Exempt interest dividend	$187,632	$272,854
Ordinary income	3,490	3,071

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

As of October 31, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid
	Growth	Value	Cap Growth	Cap Value
	Fund	Fund	Fund	Fund
Cost of investments	$7,937,856	$7,781,962	$6,346,345	$6,006,214
Gross tax unrealized
appreciation	$1,060,634	$676,079	$1,244,150	$1,060,354
Gross tax unrealized
depreciation	(498,278)	(610,924)	(338,327)	(405,392)
Net tax unrealized
appreciation	562,356	65,155	905,823	654,962
Undistributed
ordinary income	2,164	56,874	—	46,641
Total distributable
earnings	2,164	56,874	—	46,641
Other accumulated
gains/(losses)	(225,397)	(150,454)	(2,361,611)	(1,970,800)
Total accumulated
earnings/(losses)	$339,123	$(28,425)	$(1,455,788)	$(1,269,197)

		Emerging
	International	Markets	Global
	Equity Fund	Equity Fund	Bond Fund
Cost of investments	$11,372,312	$6,044,574	$5,479,334
Gross tax unrealized appreciation
on investments	$2,475,119	$1,206,829	$289,846
Gross tax unrealized depreciation
on investments	(519,114)	(673,797)	(54,792)
Net unrealized on foreign currency	543	10	—
Net tax unrealized appreciation	1,956,548	533,042	235,054
Undistributed ordinary income	26,609	27,684	—
Total distributable earnings	26,609	27,684	—
Other accumulated gains/(losses)	(3,654,350)	(1,081,331)	(49,498)
Total accumulated earnings/(losses)	$(1,671,193)	$(520,605)	$185,556

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

	Intermediate	Intermediate
	Taxable	Municipal
	Bond Fund	Bond Fund
Cost of investments	$10,832,883	$12,918,944
Gross tax unrealized appreciation	$316,066	$261,958
Gross tax unrealized depreciation	(7,652)	(8,349)
Net tax unrealized appreciation	308,414	253,609
Undistributed ordinary income	934	3,487
Undistributed tax exempt income	—	201
Total distributable earnings	934	3,688
Other accumulated gains/(losses)	(4,471)	—
Total accumulated earnings/(losses)	$304,877	$257,297

The capital loss carryforward at October 31, 2009 were: $225,397 for Large Cap Growth Fund of which $54,521 expires in 2016 and $170,876 expires in 2017, $150,454 for Large Cap Value Fund of which $44,522 expires in 2016 and $105,392 expires in 2017, $2,361,611 for Small/Mid Cap Growth Fund of which $181,039 expires in 2016 and $2,180,572 expires in 2017, $1,970,800 for Small/Mid Cap Value Fund of which $645,411 expires in 2016 and $1,325,389 expires in 2017, $3,654,350 for International Equity Fund of which $247,922 expires in 2016 and $3,406,428 expires in 2017, $1,081,331 for Emerging Markets Equity Fund of which $614,358 expires in 2016 and $466,973 expires in 2017, $49,498 for Global Bond Fund of which expires in 2017 and $4,471 for Intermediate Taxable Bond Fund of which expires in 2016.

NOTE 8 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the ActivePassive Large Cap Growth Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,020,418	$—	$—	$10,020,418
Exchange-Traded Funds	11,639,885	—	—	11,639,885
Short-Term Investments	1,043,289	—	—	1,043,289
Total Investments in Securities	$22,703,592	$—	$—	$22,703,592

The following table is a summary of the inputs used to value the ActivePassive Large Cap Value Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,741,769	$—	$—	$7,741,769
Closed-End Funds	55,488	—	—	55,488
Exchange-Traded Funds	10,485,182	—	—	10,485,182
Short-Term Investments	614,770	—	—	614,770
Total Investments in Securities	$18,897,209	$—	$—	$18,897,209

The following table is a summary of the inputs used to value the ActivePassive Small/Mid Cap Growth Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,702,980	$—	$—	$6,702,980
Exchange-Traded Funds	3,841,082	—	—	3,841,082
Trusts	60,098	—	—	60,098
Short-Term Investments	128,502	—	—	128,502
Total Investments in Securities	$10,732,662	$—	$—	$10,732,662

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

The following table is a summary of the inputs used to value the ActivePassive Small/Mid Cap Value Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,953,915	$—	$—	$4,953,915
Exchange-Traded Funds	3,880,468	—	—	3,880,468
Trusts	483,173	—	—	483,173
Short-Term Investments	94,327	—	—	94,327
Total Investments in Securities	$9,411,883	$—	$—	$9,411,883

The following table is a summary of the inputs used to value the ActivePassive International Equity Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,356,481	$228,924	$—	$8,585,405
Preferred Stocks	68,503	—	—	68,503
Closed-End Funds	67,274	—	—	67,274
Open-End Funds	7,061,060	—	—	7,061,060
Short-Term Investments	805,523	—	—	805,523
Total Investments in Securities	$16,358,841	$228,924	$—	$16,587,765

The following table is a summary of the inputs used to value the ActivePassive Emerging Markets Equity Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,442,368	$421,999	$—	$5,864,367
Preferred Stocks	536,279	—	—	536,279
Exchange-Traded Funds	907,823	—	—	907,823
Short-Term Investments	127,644	—	—	127,644
Total Investments in Securities	$7,014,114	$421,999	$—	$7,436,113

The following table is a summary of the inputs used to value the ActivePassive Global Bond Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,905,572	$—	$—	$3,905,572
Open-End Funds	5,398,679	—	—	5,398,679
Short-Term Investments	213,183	—	—	213,183
Total Investments in Securities	$9,517,434	$—	$—	$9,517,434

ActivePassive Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2010 (Unaudited)

The following table is a summary of the inputs used to value the ActivePassive Intermediate Taxable Bond Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$593,234	$—	$593,234
Corporate Bonds	—	2,297,198	—	2,297,198
Foreign Government
Agency Issues	—	42,946	—	42,946
U.S. Government Agency Issues	—	1,711,496	—	1,711,496
U.S. Treasury Obligations	—	3,373,713	—	3,373,713
Exchange-Traded Funds	9,899,596	—	—	9,899,596
Short-Term Investments	848,247	—	—	848,247
Total Investments in Securities	$10,747,843	$8,018,587	$—	$18,766,430

The following table is a summary of the inputs used to value the ActivePassive Intermediate Municipal Bond Fund’s net assets as of April 30, 2010 (Unaudited):

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$7,775,997	$—	$7,775,997
Exchange-Traded Funds	6,807,399	—	—	6,807,399
Short-Term Investments	255,611	—	—	255,611
Total Investments in Securities	$7,063,010	$7,775,997	$—	$14,839,007

ActivePassive Funds
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
April 30, 2010 (Unaudited)

At a meeting held on September 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved an initial sub-advisory agreement for the ActivePassive Small/Mid Cap Growth Fund for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the sub-advisor and the services expected to be provided by the sub-advisor to the Fund under the sub-advisory agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial sub-advisory agreement:

Eagle Asset Management, Inc.

The Board noted that FundQuest Incorporated, Advisor to the ActivePassive Small/Mid Cap Growth Fund, had reviewed the services provided by Ashfield Capital Partners, LLC (“Ashfield”), sub-advisor to the ActivePassive Small/Mid Cap Growth Fund, and their recent underperformance against the Fund’s benchmark, and determined to recommend the replacement of the sub-advisor with Eagle Asset Management, Inc. (“Eagle”).  The Board further noted that the terms and conditions of the new Sub-advisory Agreement with Eagle were generally similar in all material respects to the terms and conditions of the previous sub-advisory agreement with Ashfield, which the Board last reviewed and approved at its Board meeting held on December 12, 2007.  It was also noted that the fees payable to Eagle under its Sub-advisory Agreement, though subject to different breakpoints than had been the case with Ashfield, do not result in an increase in the Fund’s advisory fee levels previously approved by the Fund’s initial shareholders.

In approving the Sub-advisory Agreement, the Board considered the overall fairness of the Sub-advisory Agreement and whether the agreement was in the best interest of the Fund. The Board further considered factors it deemed relevant with respect to the Fund, including, as applicable: (1) the nature, quality and extent of the services provided or to be provided by the sub-advisor to the Fund; (2) the investment  performance of the Fund and its sub-advisor; (3) the costs of the services to be provided and profits to be realized by the sub-advisor and its affiliates from the sub-advisor’s relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale for the benefit of Fund investors; and (5) comparative services rendered and comparative advisory and sub-advisory fee rates. In considering the Sub-advisory Agreement, no single factor was determinative of the Board’s decision to approve the Sub-advisory Agreement; rather, the Board based their determination on the total mix of information available to them.  In

ActivePassive Funds
APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

addition to the foregoing factors, the Board also discussed whether there were other benefits received by the Advisor, the sub-advisor, or their affiliates, from the sub-advisor’s relationship with the Fund.  The Board concluded that any fall-out benefits resulting from the engagement of the sub-advisor were such that they did not impact the Board’s conclusion that the proposed sub-advisory fees were reasonable.

The Board noted that Eagle’s fees would continue to be paid entirely by the Advisor so that no additional expenses would be borne by shareholders for the engagement of Eagle.  The Board considered the scope and quality of services to be provided by the sub-advisor, including the fact that the sub-advisor pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services.  The Board also considered the qualifications and experience of the portfolio managers responsible for managing the sub-advisor’s portion of the Fund.  The Board further considered comparative fees and performance data of other comparable portfolios managed by the sub-advisor. Based on these considerations, the Board was satisfied, with respect to Eagle and the Fund that (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the sub-advisor’s services and (2) the sub-advisor’s compensation is fair and reasonable.  The Board was also assisted by the advice of Trust counsel in making this determination.

No single factor was determinative of the Board’s decision to approve the sub-advisory agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the sub-advisory arrangement with Eagle, including sub-advisory fees, were fair and reasonable to the Fund.  The Board therefore determined that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
April 30, 2010 (Unaudited)

At a meeting held on December 10, 2009, the Board, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the continuance of the Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund with FundQuest Incorporated (the “Advisor”) for another annual term. In addition, the Board considered and approved the Sub-Advisory Agreements for the ActivePassive Emerging Markets Equity Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, with each Fund’s Sub-Advisor for another annual term. Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor, each of the Sub-Advisors and the services provided by the Advisor  and each Sub-Advisor to the Funds under the Advisory and Sub-Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory and Sub-Advisory Agreements.  For purposes of this disclosure, unless indicated otherwise, the term “Advisor” refers to each of FundQuest Incorporated (“FundQuest”) as the Advisor and each Sub-Advisor and the term “Advisory Agreement” refers to each of the FundQuest Advisory Agreement and each Sub-Advisory Agreement.

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board took into account the oversight responsibilities of FundQuest, as the Advisor, over the Sub-Advisors both in terms of investments as well as compliance monitoring, and noted that FundQuest has taken action, when appropriate, to recommend changes in Sub-Advisors.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
THE FUNDS’ HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of September 30, 2009 on both an absolute basis, and in comparison to its peer funds as classified by Lipper.  In reviewing the performance of the Funds, the Board took into account that while the performance for certain Funds was disappointing, the Funds were new, with less than two years of performance history.  The Board also noted that in certain cases, Funds with disappointing performance have recently replaced Sub-Advisors at the recommendation of FundQuest and in other cases, FundQuest was continuing to monitor closely Sub-Advisor performance.  The Board determined to continue to closely monitor the Funds’ performance.

ActivePassive Emerging Markets Fund: The Board noted that the Fund’s performance was above its peer group median and averages for all relevant periods, except that the Fund’s performance was below its peer group average for the three-month total return.

ActivePassive Global Bond Fund:  The Board noted that the Fund’s performance was above its peer group median and average for the since-inception total return, above its peer group median for the three-month and year-to-date total returns, and above its peer group average for the one-year total return, although the Fund’s performance was  below its peer group averages for the three-month and year-to-date total returns and below its peer group median for the one-year total return.

ActivePassive Intermediate Municipal Bond Fund: The Board noted that the Fund’s performance was above its peer group median and averages for the three-month and one-year total returns, although the Fund’s performance was below its peer group median and averages for the year-to-date and since-inception total returns.

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

ActivePassive Intermediate Taxable Bond Fund:  The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods, except that the Fund’s performance was above its peer group average for the since-inception total return.

ActivePassive International Equity Fund:  The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods, except that the Fund’s performance was above its peer group median for the since-inception total return.

ActivePassive Large Cap Growth Fund: The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

ActivePassive Large Cap Value Fund: The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

ActivePassive Small/Mid Cap Growth Fund: The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

ActivePassive Small/Mid Cap Value Fund: The Board noted that the Fund’s performance was below its peer group median and averages for all relevant periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor and all expense waivers and reimbursements.  In reviewing sub-advisory fees, the Board was mindful that the sub-advisory fees were paid by FundQuest out of its advisory fee and not directly by the Fund and that the fee rates were the result of arms-length negotiation between FundQuest and each Sub-Advisor.

ActivePassive Emerging Markets Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.60% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were below the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

fee were generally below the range of its peer group and that its net advisory fee was not outside the range of its peer group.

ActivePassive Global Bond Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.20% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Intermediate Municipal Bond Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Intermediate Taxable Bond Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive International Equity Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.30% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio and contractual advisory fee were above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Large Cap Growth Fund:  The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.30% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median but below the average of its peer group.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Large Cap Value Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.20% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median but below the average of its peer group.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

ActivePassive Small/Mid Cap Growth Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.50% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median but below the average of its peer group.  Additionally, the Board noted that the Fund’s contractual advisory fee was the same as the median of its peer group and very close to the average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

were generally at or below the range of its peer group and that its net advisory fee was not outside the range of its peer group.

ActivePassive Small/Mid Cap Value Fund: The Board noted that FundQuest had contractually agreed to maintain an annual expense ratio for the Fund of 1.40% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the median but below the average of its peer group.  Additionally, the Board noted that the Fund’s contractual advisory fee was above the median and average of its peer group.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, FundQuest received no advisory fees from the Fund during the most recent fiscal period.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that its net advisory fee was not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale would be expected to be realized as the assets of the Funds grow.  The Board noted that FundQuest has contractually agreed to reduce its advisory fees or pay for Fund expenses so that the Funds do not exceed a specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to FundQuest from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds. After such review, the Board determined that the profitability to FundQuest with respect to the Advisory Agreement was not excessive, and that the Advisor had sufficient resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund,

ActivePassive Funds
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)
April 30, 2010 (Unaudited)

ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund or each Sub-Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor and the sub-advisory arrangements with each Sub-Advisor, including the advisory and sub-advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Growth Fund and ActivePassive Small/Mid Cap Value Fund and the Sub-Advisory Agreement for the ActivePassive Emerging Markets Equity Fund, ActivePassive Intermediate Municipal Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive International Equity Fund, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, would be in the best interest of each Fund and its shareholders.

ActivePassive Funds
NOTICE TO SHAREHOLDERS
April 30, 2010 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-273-8635, or on the SEC’s website at http://www.sec.gov.  The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-877-273-8635.

Federal Tax Distribution Information (Unaudited)

For the fiscal year ended October 31, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	100.00%
International Equity Fund	100.00%
Emerging Markets Equity Fund	95.10%
Global Bond Fund	98.74%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	0.00%

ActivePassive Funds
NOTICE TO SHAREHOLDERS (Continued)
April 30, 2010 (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2009 was as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	100.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	100.00%
International Equity Fund	92.73%
Emerging Markets Equity Fund	21.28%
Global Bond Fund	98.74%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	0.00%

The Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Emerging Markets Equity Fund, Global Bond Fund, Intermediate Taxable Bond and Intermediate Municipal Bond Fund hereby designate 3.57%, 2.03%, 5.63%, 4.52%, 0.28%, 49.48%, and 100.00%, respectively, of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Large Cap Growth Fund	0.00%
Large Cap Value Fund	0.00%
Small/Mid Cap Growth Fund	0.00%
Small/Mid Cap Value Fund	0.00%
International Equity Fund	0.00%
Emerging Markets Equity Fund	0.00%
Global Bond Fund	0.00%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	100.00%

Trustees and Officers

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request, by calling 1-877-273-8635.

Advisor
FundQuest, Incorporated
One Winthrop Square
Boston, MA  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date   6/30/10

By (Signature and Title)* _/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   6/30/10

* Print the name and title of each signing officer under his or her signature.